                           [AMERICAN AADVANTAGE LOGO]

                             - Platinum Class(sm) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                              - Mileage Class(R) -
                                 P.O. Box 4580
                          Chicago, Illinois 60680-4580
                                 (800) 388-3344

      BALANCED MILEAGE FUND

      GROWTH AND INCOME MILEAGE FUND

      INTERNATIONAL EQUITY MILEAGE FUND

      LIMITED-TERM INCOME MILEAGE FUND

      MONEY MARKET MILEAGE FUND

      MUNICIPAL MONEY MARKET
      MILEAGE FUND

      U.S. GOVERNMENT MONEY MARKET
      MILEAGE FUND
                                      MANAGED BY
                            AMR INVESTMENT SERVICES, INC.

                           [AMERICAN AADVANTAGE LOGO]

                              --------------------

                           [AMERICAN AADVANTAGE LOGO]

                              --------------------

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Mileage Funds and provide you with a copy of the Semi-Annual Report for the six months ended April 30, 1997. We also would like to announce that the American AAdvantage Money Market Mileage Fund, U.S. Government Money Market Mileage Fund, and the Municipal Money Market Mileage Fund have all received 'AAA', 'V-1+' ratings by Fitch Investors Service as of April 10, 1997.

  Balanced Mileage Fund

     The Balanced Mileage Fund's total return for the six months ending April 30, 1997 was 5.95%. This return lagged the Lipper Balanced Index total return of 6.95%.

     The Fund modestly reduced its holdings in stocks from 57% at October 31, 1996 to 55% at April 30, 1997, as interest rates rose during the period and bond yields became more attractive. The bond segment's 1.33% return closely tracked the Lehman Corp/Govt Index return of 1.30%. Meanwhile, the stock market marched to new highs until a caution flag in the form of a market reversal in March and April passed. By the end of April, the market had regained its momentum.

     A small number of large cap stocks, particularly technology and consumer related stocks, dominated the S&P 500 Index return. The Fund's value investment style of purchasing stocks with lower than market price-to-earnings ratios and higher than market growth rates resulted in stock selection much different than that of the top performers in the S&P 500 Index. As a result, the Fund's stock segment returned 10.42% for the six month period versus the S&P 500 Index return of 14.65%. The Fund modestly underweighted the consumer staples and technology sectors which were the two top performers in the S&P 500 Index. On the other hand, the Fund overweighted the financial sector which positively contributed to performance. Banks continue to provide positive earnings growth given cost savings resulting from industry consolidation. The Fund further benefited from superior stock selection in the healthcare sector which has rebounded. The Fund also overweighted energy stocks which continued to perform well despite the downturn in oil and gas prices over the period. The Fund's performance was penalized by the decision to overweight utilities as the electric utilities are suffering due to deregulation and uncertainties surrounding nuclear plant exposure.

  Growth and Income Mileage Fund

     The Growth and Income Mileage Fund's total return for the six months ending April 30, 1997 was 9.10%. This return fell behind the Lipper Growth and Income Index total return average of 11.13%.

     Since the Fund utilizes the same investment managers and the same approach to stock selection as the Balanced Fund, it also benefited from overweighted positions in financial and energy stocks but suffered from overweighting in utilities.

  International Equity Mileage Fund

     The International Equity Mileage Fund continued to post strong results on an absolute and relative basis for the six months ended April 30, 1997. The Fund's total return for the six month period was 9.26% compared to an 8.75% return for the Lipper International Index.

     Relative to the EAFE Index (the Morgan Stanley Capital International Europe, Australia and Far East Index), which returned 1.72% for the six month period, the Fund added value through both good country and stock selection.

     In Europe, returns were strong, primarily in Germany and the German block of countries, as investors reacted positively to the view that European Monetary Union (EMU) would likely happen. Returns for US based investors were tempered somewhat due to a strengthening US dollar versus most of the major European currencies. EMU admittance guidelines handcuffed fiscal policy in most countries and necessitated the need for low interest rates to combat sluggish growth. Despite the strengthening US dollar, the Fund added value in Europe through both stock selection and country weighting. The Fund continues to underweight the two largest European countries (the United Kingdom and Germany), while overweighting the smaller markets. Over the past six months, successful overweightings of the Dutch, Finnish, Norwegian and Spanish markets, combined with positive stock selection in Italy and the Netherlands, positively impacted the Fund's returns.

     The underweighting of the Japanese market added the most value relative to the EAFE index. Japan's return of a negative 13.1% for the six months ended April 30 ranked it last among the 20 markets that comprise the EAFE Index. While economic growth grew at close to 3% during the most recent quarter, it was concentrated primarily in the export sector as the Japanese Yen continued to weaken. Market participants shrugged off the stronger economic figures and focused on the continued banking crisis, the slow pace of deregulation and the effect an increase in the consumption tax would have on an already weak consumer. Due to its poor returns, Japan's average weight in the Index fell to just over 32%; however, the Fund's average weighting for Japanese stocks was just over 13% for the period. In addition, the Japanese stocks held by the Fund were concentrated in export companies which also contributed significantly to the Fund's outperformance.

     The outlook for Japan remains cautious. Despite the poor performance in the Japanese market, valuation levels for stocks remain high relative to other parts of the world. As a result, the Fund's weightings in Japan continue to be significantly below the EAFE Index weighting.

  Limited-Term Income Mileage Fund

     For the six months ended April 30, 1997, the total return of the Limited-Term Income Mileage Fund was 2.16%, slightly underperforming the Lipper Short-Term Investment Grade Debt Average of 2.19% for the six months.

     This six month period was characterized by a moderate rise in interest rates. The two year Treasury note's yield increased by approximately 50 basis points, in response to a strengthening economy in the fourth quarter of 1996 and the first quarter of 1997. The Federal Reserve acted to raise rates 25 basis points on March 25, 1997, to preempt the potential inflationary impact of a persistently strong economy with labor cost pressures building. In this period, the duration of the Fund was largely neutral or short to that of its benchmark. On April 30, the portfolio's weighted average duration was 1.5 years.

     The Fund successfully managed its duration during these six months, shortening in response to a strengthening economy. This contributed to achieving superior performance relative to our benchmark. The Fund also realized significant incremental income in many of the sectors the Fund invests in, particularly mortgage-backed securities.

  Money Market Mileage Fund

     For the six months ended April 30, 1997, the Mileage Class of the American AAdvantage Money Market Mileage Fund was ranked in the top quartile out of 304 funds ranked in the Lipper Money Market Instrument Funds' Average with an annualized total return of 4.98%. The Platinum Class underperformed this benchmark.

     The economy experienced GDP growth in the fourth quarter of 1996 and the first quarter of 1997 of 3.8% and 5.6%, respectively. This rapid growth, coupled with lower than expected inflation throughout 1996 and into the beginning of 1997, caused the Federal Reserve to struggle with the concept of a very healthy economy with little evidence to date of accelerating inflation. Consequently, the weighted average maturity of the portfolio was maintained at or near a neutral posture. At the FOMC meeting on March 25, the Federal Reserve chose to raise the Fed Funds rate 25 basis points in order to preemptively guard against an acceleration of inflation. On March 25, the Fund's weighted average maturity was 30 days.

     One of the factors contributing to the Fund's superior performance during this period was the decision to invest primarily in variable rate obligations indexed to the London Interbank Offering Rate that reset on a quarterly basis with final maturities of 397 days or less.

  Municipal Money Market Mileage Fund

     For the six months ended April 30, 1997, the American AAdvantage Municipal Money Market Mileage Fund achieved an annualized total return of 3.02%, and was ranked in the top quartile out of 139 funds ranked in the Lipper Tax-Exempt Money Market Funds' Average. Since its inception, the Fund has invested exclusively in high credit worthy municipal issuers that have been further credit enhanced by either a bank letter of credit or bond insurance.

  U.S. Government Money Market Mileage Fund

     Effective March 1, 1997, the American AAdvantage U.S. Treasury Money Market Mileage Fund changed its investment policies and name and became the American AAdvantage U.S. Government Money Market Mileage Fund.

     For the six months ended April 30, 1997, The American AAdvantage U.S. Government Money Market Mileage Fund had an annualized total return for the period of 4.86% and was ranked the 18th best performing fund in its Lipper universe of 101 U.S. Government Funds.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average returns.

                                            Sincerely,


                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

RESULTS OF SHAREHOLDER MEETINGS:

     A special meeting of shareholders of the American AAdvantage Mileage Funds (the "Funds") was held on December 16, 1996. The meeting of the American AAdvantage Limited-Term Income Mileage Fund and the American AAdvantage U.S. Government Money Market Mileage Fund was adjourned until February 14, 1997. The following matters were voted on at the meeting held on December 16, 1996.

          (1) The shareholders of the Funds voted to elect the Board of Trustees of the Funds.

                                                                                                 NON-
                                                            FOR        AGAINST     ABSTAIN      VOTING
                                                            ---       ---------    -------      ------
Alan Feld.............................................   77,892,128           0   3,662,511   80,747,073
Ben Fortson...........................................   77,909,978           0   3,644,661   80,747,073
John Justin...........................................   75,516,206           0   6,038,433   80,747,073
Stephen O'Sullivan....................................   77,909,361           0   3,645,278   80,747,073
William Quinn.........................................   77,945,750           0   3,608,889   80,747,073
Roger Staubach........................................   75,728,379           0   5,826,259   80,747,073
Kneeland Youngblood, M.D..............................   77,774,952           0   3,779,686   80,747,073

       (2) The shareholders of the Funds approved a Supplement to the Management Agreement of the Funds relating to securities lending activities.

                                                                                                 NON-
                 AMERICAN AADVANTAGE:                       FOR        AGAINST     ABSTAIN      VOTING
                 --------------------                       ---       ---------    -------      ------
Balanced Mileage Fund.................................       73,104      11,432       1,346       70,004
Growth and Income Mileage Fund........................      128,848      25,318      18,450      149,581
International Equity Mileage Fund.....................       87,933      11,524      14,551      107,181
Money Market Mileage Fund.............................   51,626,741   7,789,434   2,413,912   60,309,046
Municipal Money Market Mileage Fund...................   13,239,671   1,330,875     161,369   13,993,460

       (3) The shareholders of the American AAdvantage Money Market Mileage Fund (the "Money Market Mileage Fund") approved the elimination of the fundamental investment restriction of the Money Market Mileage Fund to invest in other investment companies.

                                                                                                 NON-
                 AMERICAN AADVANTAGE:                       FOR        AGAINST     ABSTAIN      VOTING
                 --------------------                       ---       ---------    -------      ------
Money Market Mileage Fund.............................   53,417,298   6,695,656   1,717,134   60,309,044

       A special meeting of shareholders of the American AAdvantage Limited-Term Income Mileage Fund and the American AAdvantage U.S. Government Money Market Mileage Fund (the "Funds") was held on February 14, 1997. The following matter was voted on at the meeting.

          (1) The shareholders of the Funds approved a Supplement to the Management Agreement of the Funds relating to securities lending activities.

                                                                                                 NON-
                 AMERICAN AADVANTAGE:                       FOR        AGAINST     ABSTAIN      VOTING
                 --------------------                       ---       ---------    -------      ------
Limited-Term Income Mileage Fund......................       89,392       5,174           0       25,804
U.S. Government Money Market Mileage Fund.............    4,753,172     926,058      34,875    4,903,458

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                          Growth and    International    Limited-Term
                                                              Balanced      Income         Equity           Income
                                                              --------    ----------    -------------    ------------
                                                                (in thousands, except share and per share amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $  2,952     $  7,735       $  4,085         $  1,008
    Receivable for fund shares sold.........................         -           25              -                -
    Receivable for expense reimbursement (Note 2)...........        12            5              2                7
    Deferred organization costs.............................         7            7              7                7
                                                              --------     --------       --------         --------
        TOTAL ASSETS........................................     2,971        7,772          4,094            1,022
                                                              --------     --------       --------         --------

LIABILITIES:
    Payable for fund shares redeemed........................        17            -              -               14
    Accrued organization costs..............................         9            9              9                9
    Management fees payable (Note 2)........................         2            6              3                1
    Other liabilities.......................................         6           13              6                1
                                                              --------     --------       --------         --------
        TOTAL LIABILITIES...................................        34           28             18               25
                                                              --------     --------       --------         --------
NET ASSETS..................................................  $  2,937     $  7,744       $  4,076         $    997
                                                              ========     ========       ========         ========

ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................     2,661        6,600          3,545            1,040
    Accumulated undistributed investment income.............        31           41             14                -
    Accumulated net realized gain (loss)....................       237          619             66              (26)
    Unrealized appreciation (depreciation) of investments...         8          484            451              (17)
                                                              --------     --------       --------         --------
NET ASSETS..................................................  $  2,937     $  7,744       $  4,076         $    997
                                                              ========     ========       ========         ========
Shares outstanding (no par value)...........................   180,905      381,820        250,005          104,227
                                                              ========     ========       ========         ========
Net asset value, offering and redemption price per share....  $  16.24     $  20.28       $  16.30         $   9.56
                                                              ========     ========       ========         ========

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                               Money       Municipal      U.S. Government
                                                               Market     Money Market     Money Market
                                                              --------    ------------    ---------------
                                                                      (in thousands, except share
                                                                        and per share amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $132,361    $    27,137       $    12,236
    Receivable for expense reimbursement (Note 2)...........        69             21                 7
    Deferred organization costs.............................         7              7                 7
                                                              --------    -----------       -----------
        TOTAL ASSETS........................................   132,437         27,165            12,250
                                                              --------    -----------       -----------

LIABILITIES:
    Accrued organization costs..............................         9              9                 9
    Dividends payable.......................................       398             71                48
    Management and administrative services fees payable
      (Note 2)..............................................        43              5                 2
    Other liabilities.......................................       276             61                18
                                                              --------    -----------       -----------
        TOTAL LIABILITIES...................................       726            146                77
                                                              --------    -----------       -----------
NET ASSETS..................................................  $131,711    $    27,019       $    12,173
                                                              ========    ===========       ===========

ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................   131,711         27,019            12,173
                                                              --------    -----------       -----------
NET ASSETS..................................................  $131,711    $    27,019       $    12,173
                                                              ========    ===========       ===========

Shares outstanding (no par value)...........................       N/A     27,018,693        12,172,616
                                                                          ===========       ===========

Net asset value, offering and redemption price per share....              $      1.00       $      1.00
                                                                          ===========       ===========

MILEAGE CLASS:
    Net asset value, offering and redemption price per share
      (109,891,295 shares outstanding)......................  $   1.00            N/A               N/A
                                                              ========

PLATINUM CLASS:
    Net asset value, offering and redemption price per share
      (21,819,740 shares outstanding).......................  $   1.00            N/A               N/A
                                                              ========

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        U.S.
                                                                                                         Municipal   Government
                                                    Growth and   International   Limited-Term   Money      Money       Money
                                         Balanced     Income        Equity          Income      Market    Market       Market
                                         --------   ----------   -------------   ------------   ------   ---------   ----------
                                                                             (in thousands)
INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO:
    Interest income.....................   $ 39        $  6          $  9            $ 36       $3,409     $506         $306
    Dividend income (net of foreign
      taxes of $6 in International
      Equity Fund)......................     23          98            42               -            -        -            -
    Income derived from securities
      lending, net......................      -           -             1               -            -        -            -
    Portfolio expenses (net of
      reimbursement of $2 for the
      Municipal Money Market Fund)......     (5)        (12)          (11)             (1)        (101)     (22)         (10)
                                           ----        ----          ----            ----       ------     ----         ----
        NET INVESTMENT INCOME ALLOCATED
          FROM PORTFOLIO................     57          92            41              35        3,308      484          296
                                           ----        ----          ----            ----       ------     ----         ----
FUND EXPENSES:
    Management fees (Note 2)............      3           9             5               1           30        7            3
    Administrative service
      fees - Platinum Class (Note 2)....      -           -             -               -           45        -            -
    Transfer agent fees.................      2           6             2               -            -       18            6
    Transfer agent fees - Mileage
      Class.............................      -           -             -               -           76        -            -
    Professional fees...................      3           4             1               -           30        2            1
    Registration fees and expenses......     10          10             9              10           45       14           11
    Distribution fees...................      3           9             5               1            -       35           14
    Distribution fees - Mileage Class...      -           -             -               -          132        -            -
    Distribution fees - Platinum
      Class.............................      -           -             -               -           20        -            -
    Other expenses......................      2           1             1               2           19        5            3
                                           ----        ----          ----            ----       ------     ----         ----
        TOTAL FUND EXPENSES.............     23          39            23              14          397       81           38
                                           ----        ----          ----            ----       ------     ----         ----
        Less reimbursement of expenses
          (Note 2)......................     14          16             7              11           57       13           13
                                           ----        ----          ----            ----       ------     ----         ----
        NET FUND EXPENSES...............      9          23            16               3          340       68           25
                                           ----        ----          ----            ----       ------     ----         ----
NET INVESTMENT INCOME...................     48          69            25              32        2,968      416          271
                                           ----        ----          ----            ----       ------     ----         ----
REALIZED AND UNREALIZED GAIN (LOSS)
  ALLOCATED FROM PORTFOLIO:
    Net realized gain (loss) on
      investments and foreign currency
      transactions......................    118         402            39              (4)           2        -            1
    Change in net unrealized
      appreciation or depreciation of
      investments and foreign currency
      translations......................    (19)        144           257              (6)           -        -            -
                                           ----        ----          ----            ----       ------     ----         ----
        NET GAIN (LOSS) ON
          INVESTMENTS...................     99         546           296             (10)           2        -            1
                                           ----        ----          ----            ----       ------     ----         ----
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................   $147        $615          $321            $ 22       $2,970     $416         $272
                                           ====        ====          ====            ====       ======     ====         ====

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Balanced                  Growth and Income             International Equity
                                    ----------------------------   ----------------------------   ----------------------------
                                      Six Months                     Six Months                     Six Months
                                        Ended        Year Ended        Ended        Year Ended        Ended        Year Ended
                                    April 30, 1997   October 31,   April 30, 1997   October 31,   April 30, 1997   October 31,
                                     (Unaudited)        1996        (Unaudited)        1996        (Unaudited)        1996
                                    --------------   -----------   --------------   -----------   --------------   -----------
                                                                          (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..........      $   48         $   68          $   69         $   99          $   25         $   37
   Net realized gain (loss) on
     investments and foreign
     currency transactions........         118            154             402            371              39             79
   Change in net unrealized
     appreciation or depreciation
     of investments and foreign
     currency translations........         (19)            27             144            340             257            194
                                        ------         ------          ------         ------          ------         ------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................         147            249             615            810             321            310
                                        ------         ------          ------         ------          ------         ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income..........         (77)            (8)           (112)           (15)            (40)            (8)
   Net realized gain on
     investments..................         (35)             -            (154)             -             (52)             -
                                        ------         ------          ------         ------          ------         ------
       NET DISTRIBUTIONS TO
        SHAREHOLDERS..............        (112)            (8)           (266)           (15)            (92)            (8)
                                        ------         ------          ------         ------          ------         ------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
     shares.......................         493          2,652           4,431          8,945           1,054          3,953
   Reinvestment of dividends and
     distributions................         107              8             252             14              84              7
   Cost of shares redeemed........        (193)          (407)         (3,522)        (3,521)           (678)          (876)
                                        ------         ------          ------         ------          ------         ------
       NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS........         407          2,253           1,161          5,438             460          3,084
                                        ------         ------          ------         ------          ------         ------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................         442          2,494           1,510          6,233             689          3,386
NET ASSETS:
   Beginning of period............       2,495              1           6,234              1           3,387              1
                                        ------         ------          ------         ------          ------         ------
   END OF PERIOD*.................      $2,937         $2,495          $7,744         $6,234          $4,076         $3,387
                                        ======         ======          ======         ======          ======         ======
   *Includes undistributed net
     investment income of.........      $   31         $   60          $   41         $   84          $   14         $   29
                                        ======         ======          ======         ======          ======         ======

                                        Limited-Term Income
                                    ----------------------------
                                      Six Months
                                        Ended        Year Ended
                                    April 30, 1997   October 31,
                                     (Unaudited)        1996
                                    --------------   -----------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..........      $   32         $   75
   Net realized gain (loss) on
     investments and foreign
     currency transactions........          (4)           (22)
   Change in net unrealized
     appreciation or depreciation
     of investments and foreign
     currency translations........          (6)           (11)
                                        ------         ------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................          22             42
                                        ------         ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income..........         (32)           (75)
   Net realized gain on
     investments..................           -              -
                                        ------         ------
       NET DISTRIBUTIONS TO
        SHAREHOLDERS..............         (32)           (75)
                                        ------         ------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
     shares.......................         130          1,752
   Reinvestment of dividends and
     distributions................          32             64
   Cost of shares redeemed........        (323)          (616)
                                        ------         ------
       NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS........        (161)         1,200
                                        ------         ------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................        (171)         1,167
NET ASSETS:
   Beginning of period............       1,168              1
                                        ------         ------
   END OF PERIOD*.................      $  997         $1,168
                                        ======         ======
   *Includes undistributed net
     investment income of.........      $    -         $    -
                                        ======         ======

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          U.S. Government
                                          Money Market                Municipal Money Market                Money Market
                                 ------------------------------   ------------------------------   ------------------------------
                                    Six Months                       Six Months                       Six Months
                                      Ended         Year Ended         Ended         Year Ended         Ended         Year Ended
                                    April 30,       October 31,      April 30,       October 31,      April 30,       October 31,
                                 1997 (Unaudited)      1996       1997 (Unaudited)      1996       1997 (Unaudited)      1996
                                 ----------------   -----------   ----------------   -----------   ----------------   -----------
                                                                          (in thousands)
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
   Net investment income.......      $  2,968        $   5,447        $    416        $    729         $   271          $   403
   Net realized gain on
     investments...............             2                4               -               -               1                3
                                     --------        ---------        --------        --------         -------          -------
       NET INCREASE IN NET
        ASSETS RESULTING FROM
        OPERATIONS.............         2,970            5,451             416             729             272              406
                                     --------        ---------        --------        --------         -------          -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income.......             -                -            (416)           (729)           (271)            (403)
   Net investment
     income - Mileage Class....        (2,602)          (5,054)              -               -               -                -
   Net investment
     income - Platinum Class...          (366)            (393)              -               -               -                -
   Net realized gain on
     investments...............             -                -               -               -              (1)              (3)
   Net realized gain on
     investments - Mileage
     Class.....................            (2)              (4)              -               -               -                -
                                     --------        ---------        --------        --------         -------          -------
       NET DISTRIBUTIONS TO
        SHAREHOLDERS...........        (2,970)          (5,451)           (416)           (729)           (272)            (406)
                                     --------        ---------        --------        --------         -------          -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
     shares....................        66,932          240,656           9,970          47,645           7,393           16,949
   Reinvestment of dividends
     and
     distributions.............         2,833            4,724             409             638             255              347
   Cost of shares redeemed.....       (60,192)        (123,336)        (12,086)        (19,558)         (6,113)          (6,659)
                                     --------        ---------        --------        --------         -------          -------
       NET INCREASE (DECREASE)
        IN NET ASSETS FROM
        CAPITAL SHARE
        TRANSACTIONS...........         9,573          122,044          (1,707)         28,725           1,535           10,637
                                     --------        ---------        --------        --------         -------          -------
NET INCREASE (DECREASE) IN NET
 ASSETS........................         9,573          122,044          (1,707)         28,725           1,535           10,637
NET ASSETS:
   Beginning of period.........       122,138               94          28,726               1          10,638                1
                                     --------        ---------        --------        --------         -------          -------
   END OF PERIOD...............      $131,711        $ 122,138        $ 27,019        $ 28,726         $12,173          $10,638
                                     ========        =========        ========        ========         =======          =======

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. On July 19, 1995, the Trust's Board of Trustees (the "Board") created seven separate series as follows: American AAdvantage Balanced Mileage Fund, American AAdvantage Growth and Income Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Limited-Term Income Mileage Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies. The Funds commenced active operations on November 1, 1995. The Money Market Mileage Fund commenced sales of a second class of shares designated as "Platinum Class" on January 29, 1996. At the same time, the existing shares of the Money Market Mileage Fund were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:          & INVESTS ASSETS IN &       AMR INVESTMENT SERVICES TRUST:
    Balanced Mileage Fund                                     Balanced Portfolio
    Growth and Income Mileage Fund                            Growth and Income Portfolio
    International Equity Mileage Fund                         International Equity Portfolio
    Limited-Term Income Mileage Fund                          Limited-Term Income Portfolio
    Money Market Mileage Fund                                 Money Market Portfolio
    Municipal Money Market Mileage Fund                       Municipal Money Market Portfolio
    U.S. Government Money Market Mileage Fund                 U.S. Government Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (.29%,
 .59%, .76%, .48%, 6.89%, 30.40% and 11.09% at April 30, 1997 of the AMR
Investment Services Balanced, Growth and Income, International Equity, Limited-Term Income, Money Market, Municipal Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Growth and Income and International Equity Mileage Funds normally will be declared and paid annually. The Limited-Term Income Mileage Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     The Money Market, Municipal Money Market and U.S. Government Money Market Mileage Funds (the "Money Market Funds") generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At April 30, 1997, the Limited-Term Income Mileage Fund had a capital loss carryforward for federal income tax purposes of approximately $37,000 expiring in 2004.

     All dividends paid by the Municipal Money Market Mileage Fund were
"exempt - interest dividends", therefore 100% free of any regular federal income tax. Approximately 53% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Deferred Organization Expenses

     Expenses incurred by a Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of a Fund's total assets (which includes the value of the Fund's investment in its corresponding Portfolio), less liabilities, by the number of Fund shares outstanding. With respect to a class of the Money Market Mileage Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .25% of the average daily net assets of the Balanced, Growth and Income, International Equity and Limited-Term Income Mileage Funds and .05% of the net assets of each of the Money Market Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Money Market Mileage Fund. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of the Money Market Mileage Fund - Platinum Class.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Money Market Mileage Fund. Under the Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended April 30, 1997, the Manager waived distribution fees totaling $3,430, $8,978, $4,552, $1,246, $13,029 and $12,643 for the Balanced,
Growth and Income, International Equity, Limited-Term Income, Municipal Money Market and U.S. Government

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

Money Market Mileage Funds, respectively. During the same period, the Manager waived $49,338 and $7,167 for the Money Market Mileage Fund - Mileage Class and the Money Market Mileage Fund - Platinum Class, respectively.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1997, the cost of air transportation was not material to any of the Funds.

  Reimbursement of Expenses

     For the six months ended April 30, 1997, the Manager reimbursed expenses totaling $10,841, $7,137, $2,098 and $9,636 for the Balanced, Growth and Income, International Equity and Limited-Term Income Mileage Funds, respectively.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Money Market Mileage Funds is valued at $1.00:

Six Months Ended April 30, 1997

                                                                       Growth and       International     Limited-Term
                                                     Balanced            Income            Equity            Income
                                                   Mileage Fund       Mileage Fund      Mileage Fund      Mileage Fund
                                                  ---------------   ----------------   ---------------   ---------------
                                                  Shares   Amount   Shares   Amount    Shares   Amount   Shares   Amount
                                                  ------   ------   ------   -------   ------   ------   ------   ------
Shares sold.....................................    30     $ 493      225    $ 4,431     66     $1,054     13     $  130
Reinvestment of dividends.......................     7       107       13        252      5        84       3         32
Shares redeemed.................................   (12)     (193)    (179)    (3,522)   (42)     (678)    (33)      (323)
                                                   ---     ------    ----    -------    ---     ------    ---     ------
Net increase (decrease) in capital shares
  outstanding...................................    25     $ 407       59    $ 1,161     29     $ 460     (17)    $ (161)
                                                   ===     ======    ====    =======    ===     ======    ===     ======

                                                                 Money Market
                                                                 Mileage Fund             Municipal     U.S. Government
                                                        ------------------------------   Money Market    Money Market
                                                        Mileage Class   Platinum Class   Mileage Fund    Mileage Fund
                                                        -------------   --------------   ------------   ---------------
Shares sold...........................................      47,584           19,348          9,970            7,393
Reinvestment of dividends.............................       2,482              351            409              255
Shares redeemed.......................................     (46,884)         (13,308)       (12,086)          (6,113)
                                                          --------         --------        -------          -------
Net increase (decrease) in capital shares
  outstanding.........................................       3,182            6,391         (1,707)           1,535
                                                          ========         ========        =======          =======

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

Year Ended October 31, 1996

                                                                       Growth and       International     Limited-Term
                                                     Balanced            Income            Equity            Income
                                                   Mileage Fund       Mileage Fund      Mileage Fund      Mileage Fund
                                                  ---------------   ----------------   ---------------   ---------------
                                                  Shares   Amount   Shares   Amount    Shares   Amount   Shares   Amount
                                                  ------   ------   ------   -------   ------   ------   ------   ------
Shares sold.....................................   182     $2,652     514    $ 8,945    281     $3,953    178     $1,752
Reinvestment of dividends.......................     1         8        1         14      1         7       7         64
Shares redeemed.................................   (27)     (407)    (193)    (3,521)   (61)     (876)    (64)      (616)
                                                   ---     ------    ----    -------    ---     ------    ---     ------
Net increase in capital shares outstanding......   156     $2,253     322    $ 5,438    221     $3,084    121     $1,200
                                                   ===     ======    ====    =======    ===     ======    ===     ======

                                                                 Money Market
                                                                 Mileage Fund             Municipal     U.S. Government
                                                        ------------------------------   Money Market    Money Market
                                                        Mileage Class   Platinum Class   Mileage Fund    Mileage Fund
                                                        -------------   --------------   ------------   ---------------
Shares sold...........................................     214,459           26,197         47,645           16,949
Reinvestment of dividends.............................       4,392              332            638              347
Shares redeemed.......................................    (112,236)         (11,100)       (19,558)          (6,659)
                                                          --------         --------        -------          -------
Net increase in capital shares outstanding............     106,615           15,429         28,725           10,637
                                                          ========         ========        =======          =======

                      (This page intentionally left blank)

AMERICAN AADVANTAGE MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
(Unaudited)
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                  Balanced                Growth and Income         International Equity
                                          -------------------------   -------------------------   -------------------------
                                          Six Months                  Six Months                  Six Months
                                             Ended      Year Ended       Ended      Year Ended       Ended      Year Ended
                                           April 30,    October 31,    April 30,    October 31,    April 30,    October 31,
                                             1997         1996(1)        1997         1996(1)        1997          1996
                                          -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period(4).............................    $16.01        $13.97        $19.35        $15.94        $15.31        $13.15
                                            ------        ------        ------        ------        ------        ------
Income from investment operations:
    Net investment income(5)............      0.28          0.49          0.19          0.34          0.10          0.20
    Net gains (losses) on securities
      (both realized and
      unrealized)(5)....................      0.66          1.65          1.55          3.16          1.30          2.03
                                            ------        ------        ------        ------        ------        ------
Total from investment operations........      0.94          2.14          1.74          3.50          1.40          2.23
                                            ------        ------        ------        ------        ------        ------
Less distributions:
    Dividends from net investment
      income............................     (0.49)        (0.10)        (0.34)        (0.09)        (0.18)        (0.07)
    Distributions from net realized
      gains on securities...............     (0.22)            -         (0.47)            -         (0.23)            -
                                            ------        ------        ------        ------        ------        ------
Total distributions.....................     (0.71)        (0.10)        (0.81)        (0.09)        (0.41)        (0.07)
                                            ------        ------        ------        ------        ------        ------
Net asset value, end of period..........    $16.24        $16.01        $20.28        $19.35        $16.30        $15.31
                                            ======        ======        ======        ======        ======        ======
Total return (annualized)(6)............    11.99%        15.97%        18.35%        22.77%        18.56%        16.58%
                                            ======        ======        ======        ======        ======        ======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)........................    $2,937        $2,495        $7,744        $6,234        $4,076        $3,387
    Ratios to average net assets
      (annualized)(5)(6):
         Expenses.......................     0.99%         1.01%         0.99%         1.00%         1.47%         1.48%
         Net investment income..........     3.54%         3.58%         1.92%         2.13%         1.30%         1.63%

---------------

(1) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Balanced and Growth and Income Funds on April 1, 1996.

(2) The Platinum Class of the Money Market Mileage Fund commenced active operations on January 29, 1996 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(3) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.

(4) The net asset value per share for the Balanced, Growth and Income, International Equity and Limited Term Income Mileage Funds has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.43169, 1.254705, 1.520913 and 2.034588, respectively.

(5) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(6) Operating results in the year and period indicated below excluded expenses reimbursed by the Manager. Results prior to expense reimbursements were as follows:

                                                    Balanced                Growth and Income         International Equity
                                            -------------------------   -------------------------   -------------------------
                                            Six Months                  Six Months                  Six Months
                                               Ended      Year Ended       Ended      Year Ended       Ended      Year Ended
                                             April 30,    October 31,    April 30,    October 31,    April 30,    October 31,
                                               1997          1996          1997          1996          1997          1996
                                            -----------   -----------   -----------   -----------   -----------   -----------
Ratio of expenses to average net assets
  (annualized)............................     2.03%         2.93%         1.44%         1.88%         1.82%         2.71%
Ratio of net investment income to average
  net assets (annualized).................     2.50%         1.66%         1.47%         1.25%         0.95%         0.40%

AMERICAN AADVANTAGE MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
(Unaudited)
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                               Money Market(2)
                            -----------------------------------------------------
   Limited-Term Income            Mileage Class              Platinum Class          Municipal Money Market
-------------------------   -------------------------   -------------------------   -------------------------
Six Months                  Six Months                  Six Months    January 29,   Six Months
   Ended      Year Ended       Ended      Year Ended       Ended        1996 to        Ended      Year Ended
 April 30,    October 31,    April 30,    October 31,    April 30,    October 31,    April 30,    October 31,
   1997          1996          1997          1996          1997          1996          1997          1996
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  $ 9.65        $ 9.83       $   1.00      $   1.00       $  1.00       $  1.00       $  1.00       $  1.00
  ------        ------       --------      --------       -------       -------       -------       -------
    0.31          0.59           0.02          0.05          0.02          0.03          0.02          0.03
   (0.09)        (0.18)             -             -             -             -             -             -
  ------        ------       --------      --------       -------       -------       -------       -------
    0.22          0.41           0.02          0.05          0.02          0.03          0.02          0.03
  ------        ------       --------      --------       -------       -------       -------       -------
   (0.31)        (0.59)         (0.02)        (0.05)        (0.02)        (0.03)        (0.02)        (0.03)
       -             -              -             -             -             -             -             -
  ------        ------       --------      --------       -------       -------       -------       -------
   (0.31)        (0.59)         (0.02)        (0.05)        (0.02)        (0.03)        (0.02)        (0.03)
  ------        ------       --------      --------       -------       -------       -------       -------
  $ 9.56        $ 9.65       $   1.00      $   1.00       $  1.00       $  1.00       $  1.00       $  1.00
  ======        ======       ========      ========       =======       =======       =======       =======
   4.35%         4.55%          4.98%         5.12%         4.55%         4.78%         3.02%         3.19%
  ======        ======       ========      ========       =======       =======       =======       =======
    $997          $1,168     $109,891      $106,709       $21,820       $15,429       $27,019       $28,726
   0.85%         0.86%          0.67%         0.67%         1.09%         1.09%         0.65%         0.66%
   6.42%         6.08%          4.93%         5.02%         4.51%         4.48%         3.00%         3.14%


                  U.S. Government
   Limited-       Money Market(3)
-----------  -------------------------
Six Months   Six Months
   Ended        Ended      Year Ended
 April 30,    April 30,    October 31,
   1997         1997          1996
-----------  -----------   -----------
  $ 9.65       $  1.00       $  1.00
  ------       -------       -------
    0.31          0.02          0.05
   (0.09)            -             -
  ------       -------       -------
    0.22          0.02          0.05
  ------       -------       -------
   (0.31)        (0.02)        (0.05)
       -             -             -
  ------       -------       -------
   (0.31)        (0.02)        (0.05)
  ------       -------       -------
  $ 9.56       $  1.00       $  1.00
  ======       =======       =======
   4.35%         4.86%         4.98%
  ======       =======       =======
    $997       $12,173       $10,638
   0.85%         0.62%         0.62%
   6.42%         4.80%         4.82%

                                                Money Market
                            -----------------------------------------------------
   Limited-Term Income            Mileage Class              Platinum Class          Municipal Money Market
-------------------------   -------------------------   -------------------------   -------------------------
Six Months                  Six Months                  Six Months    January 29,   Six Months
   Ended      Year Ended       Ended      Year Ended       Ended        1996 to        Ended      Year Ended
 April 30,    October 31,    April 30,    October 31,    April 30,    October 31,    April 30,    October 31,
   1997          1996          1997          1996          1997          1996          1997          1996
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
3.07%            3.19%         0.76%         0.78%         1.18%         1.24%         0.76%         0.80%
4.20%            3.75%         4.84%         4.91%         4.42%         4.33%         2.89%         3.00%


                  U.S. Government
   Limited-        Money Market
-----------  -------------------------
Six Months   Six Months
   Ended        Ended      Year Ended
 April 30,    April 30,    October 31,
   1997         1997          1996
-----------  -----------   -----------
3.07%           0.84%         1.11%
4.20%           4.58%         4.33%

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 21.97%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 0.74%
7.15%, Due 6/27/2000...........  $  2,114    $    2,116
7.75%, Due 5/22/2006...........     2,299         2,305
7.61%, Due 5/24/2006...........     2,999         3,006
                                             ----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.....                   7,427
                                             ----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 0.31%
6.36%, Due 8/16/2000...........     2,090         2,079
7.78%, Due 5/22/2006...........     1,000         1,001
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE
      ASSOCIATION..............                   3,080
                                             ----------
U.S. TREASURY BILLS - 0.69%
6.10%, Due 7/10/1997...........     7,000         6,922
                                             ----------
    TOTAL U.S. TREASURY
      BILLS....................                   6,922
                                             ----------
U.S. TREASURY BONDS - 4.87%
11.625%, Due 11/15/2004........     4,000         5,144
10.375%, Due 11/15/2012........     7,405         9,293
11.25%, Due 2/15/2015..........     2,800         3,994
8.75%, Due 5/15/2017...........     3,430         4,047
8.125%, Due 8/15/2019..........     5,585         6,238
8.75%, Due 8/15/2020...........     2,525         3,005
7.25%, Due 8/15/2022...........    10,000        10,203
6.25%, Due 8/15/2023...........     1,650         1,492
6.75%, Due 8/15/2026...........     5,740         5,548
                                             ----------
    TOTAL U.S. TREASURY
      BONDS....................                  48,964
                                             ----------
U.S. TREASURY COUPON STRIPS - 1.45%
Due 11/15/2008.................       796           361
Due 5/15/2011..................     4,000         1,506
Due 2/15/2017..................    13,000         3,206
Due 8/15/2018..................     4,000           887
Due 11/15/2018.................    23,000         5,013

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Due 8/15/2019..................  $ 11,500    $    2,376
Due 11/15/2019.................     6,000         1,218
                                             ----------
    TOTAL U.S. TREASURY COUPON
      STRIPS...................                  14,567
                                             ----------
U.S. TREASURY NOTES - 13.91%
5.125%, Due 3/31/1998..........     1,000           993
5.625%, Due 11/30/1998.........     6,000         5,949
5.75%, Due 12/31/1998..........     9,600         9,534
5.00%, Due 2/15/1999...........    11,670        11,426
5.875%, Due 2/28/1999..........     9,160         9,100
5.875%, Due 3/31/1999..........     2,750         2,731
7.125%, Due 2/29/2000..........    17,450        17,755
5.50%, Due 4/15/2000...........     1,000           975
5.875%, Due 6/30/2000..........       960           944
6.125%, Due 7/31/2000..........     2,000         1,980
6.125%, Due 9/30/2000..........     4,630         4,578
8.50%, Due 11/15/2000..........     5,500         5,842
5.625%, Due 11/30/2000.........     3,000         2,916
6.375%, Due 3/31/2001..........     2,500         2,485
6.25%, Due 4/30/2001...........     7,130         7,059
7.50%, Due 11/15/2001..........     3,000         3,107
7.50%, Due 5/15/2002...........     4,000         4,158
6.375%, Due 8/15/2002..........     8,250         8,175
6.25%, Due 2/15/2003...........     4,300         4,223
5.75%, Due 8/15/2003...........     3,000         2,862
5.875%, Due 2/15/2004..........     4,000         3,828
7.25%, Due 5/15/2004...........     2,000         2,062
7.875%, Due 11/15/2004.........     3,000         3,203
6.50%, Due 5/15/2005...........     7,000         6,902
6.50%, Due 8/15/2005...........     2,000         1,969
5.875%, Due 11/15/2005.........     5,000         4,719
5.625%, Due 2/15/2006..........     5,000         4,630
6.50%, Due 10/15/2006..........     4,000         3,931
6.25%, Due 2/15/2007...........     2,000         1,934
                                             ----------
    TOTAL U.S. TREASURY
      NOTES....................                 139,970
                                             ----------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.......                 220,930
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 4.31%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 0.84%
Series 1194G, 6.50%,
  Due 10/15/2006...............  $  1,499    $    1,470
Pool #E20271, 7.00%
  Due 11/1/2011................     1,542         1,529
Series 1250F, 7.00%,
  Due 4/15/2019................       707           708
Pool #C00436, 7.50%,
  Due 12/1/2025................     4,733         4,707
                                             ----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.....                   8,414
                                             ----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 1.97%
Pool #297492, 6.50%,
  Due 10/1/2010................        25            23
Pool #338030, 6.50%,
  Due 4/1/2011.................       296           287
Pool #341332, 6.50%,
  Due 4/1/2011.................       653           633
Pool #341382, 6.50%,
  Due 4/1/2011.................       263           254
Pool #342743, 6.50%,
  Due 4/1/2011.................       678           658
Pool #337195, 6.50%,
  Due 5/1/2011.................     1,300         1,262
Pool #344287, 6.50%,
  Due 5/1/2011.................       478           464
Pool #344429, 6.50%,
  Due 4/1/2011.................       126           123
Series 1349PG, 6.50%,
  Due 5/15/2014................       400           399
Pool #66185, 6.366%,
  Due 7/1/2018.................     1,719         1,672
Series 1992-143G, 6.75%,
  Due 10/25/2018...............       455           455
Series 1989-21G, 10.45%,
  Due 4/25/2019................       191           208
Pool #218949, 7.50%,
  Due 12/1/2023................       862           871
Pool #266196, 7.345%,
  Due 1/1/2024.................     1,377         1,386
TBA, 7.50%, Due 9/23/2024......     1,670         1,658
Pool #306505, 8.00%,
  Due 3/1/2025.................     1,298         1,316

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Pool #308798, 7.277%,
  Due 4/1/2025.................  $    308    $      318
Pool #303585, 7.00%,
  Due 10/1/2025................       714           692
Pool #339141, 7.00%,
  Due 3/1/2026.................     3,510         3,403
Pool #341041, 7.00%,
  Due 4/1/2026.................        28            27
TBA, 8.00%, Due 11/13/2026.....     3,700         3,750
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION.....                  19,859
                                             ----------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 1.50%
Pool #102932, 10.50%,
  Due 9/15/1998................         5             6
Series 1994-2 Cl O, 7.99125%,
  Due 4/16/2010................     1,309         1,330
Pool #180220, 9.00%,
  Due 10/15/2016...............       841           882
TBA, 8.00%, Due 2/1/2020.......     8,240         8,353
Pool #340063, 7.50%,
  Due 12/15/2022...............        19            19
Pool #339886, 7.50%,
  Due 1/15/2023................       438           434
Pool #345300, 7.00%,
  Due 3/15/2023................       833           806
Pool #344261, 7.50%,
  Due 4/15/2023................       469           465
Pool #320073, 7.00%,
  Due 6/15/2023................        20            19
Pool #341926, 8.00%,
  Due 6/15/2023................        17            17
Pool #352117, 8.00%,
  Due 7/15/2023................     1,063         1,079
Pool #355721, 7.50%,
  Due 7/15/2023................       146           145
Pool #344979, 7.50%,
  Due 8/15/2023................       415           412
Pool #1849, 8.50%,
  Due 8/20/2024................       506           519
TBA, 7.50%, Due 6/1/2025.......       630           625
                                             ----------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION.....                  15,111
                                             ----------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  43,384
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)

ASSET-BACKED SECURITIES - 1.10%
Chase Manhattan Auto Owner
  Trust, 1996-C A3, 5.95%, Due
  11/15/2000...................  $    850    $      844
Chase Manhattan Credit Card
  Master Trust, 1996-4A, 6.73%,
  Due 2/15/2003................     1,550         1,559
Citibank Credit Card Master
  Trust I, 1996-1A, Zero
  Coupon,
  Due 2/7/2003.................     1,410         1,098
ContiMortgage Home Equity
  Loan Trust, 1994-4 A2, 7.96%,
  Due 9/15/2009................     1,418         1,439
NationsBank Auto Owner
  Trust, 1996-A A3, 6.375%,
  Due 7/15/2000................     2,550         2,554
NB Capital Trust II, 7.83%,
  Due 12/15/2026...............     1,580         1,527
Olympic Automobile Receivables
  Trust, 1993-CA, 4.50%,
  Due 2/15/2000................       115           115
  1995-A, 7.875%, Due
  7/15/2001....................       960           976
Sears Credit Account Master
  Trust, 1996-4A, 6.45%,
  Due 10/16/2006...............       440           436
UCFC Home Equity Loan,
  1994-C1 A2, 7.275%,
  Due 6/10/2007................       125           125
Western Financial Grantor
  Trust, 1994-3 A2, 6.65%, Due
  12/1/1999....................       336           337
                                             ----------
    TOTAL ASSET-BACKED
      SECURITIES...............                  11,010
                                             ----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.80%
Citicorp Mortgage Securities,
  Incorporated, 1987-14 A1,
  9.50%, Due 9/25/2002.........       509           513
  1987-5 A1, 8.50%, Due
  4/25/2017....................       582           580
DLJ Mortgage Acceptance
  Corporation, 1994-Q1 2A1,
  4.56029%, Due 3/25/2024......       364           361
General Electric Capital
  Mortgage Services,
  Incorporated, 1992-4A A4,
  8.00%, Due 4/25/2022.........       533           538
Green Tree Financial
  Corporation, 1996-8 A4,
  7.00%, Due 10/15/2027........     1,300         1,310

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Independent National Mortgage
  Corporation, 1995-F A5,
  8.25%, Due 5/25/2010.........  $    600    $      620
  1995W A2, 7.25%, Due
  2/25/2026....................     1,500         1,390
The Money Store Home Equity
  Trust, 7.66%, Due 8/15/2026..     1,500         1,502
Residential Asset
  Securitization Trust, 1996-A3
  A11, 7.50%,
  Due 7/25/2011................       934           940
Residential Funding Mortgage 1,
  1993-S28 A4, 6.35%,
  Due 8/25/2023................       300           293
                                             ----------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                   8,047
                                             ----------
CORPORATE BONDS - 12.18%
FINANCIAL - 5.65%
American General Financial,
  7.25%, Due 5/15/2005.........       410           408
Associates Corporation of
  North America, 7.50%,
  Due 5/15/1999................        80            81
BankAmerica Corporation,
  9.75%, Due 7/1/2000..........       600           649
  7.20%, Due 4/15/2006.........     1,280         1,268
Bankers Trust New York, 8.25%,
  Due 5/1/2005.................       980         1,030
BanPonce, 8.327%,
  Due 2/1/2027.................     1,000           991
CIT Group Holdings,
  6.375%, Due 5/21/1999........       750           749
Capital One Bank,
  6.73%, Due 6/4/1998..........     2,500         2,505
  8.125%, Due 3/1/2000.........     1,690         1,741
  7.35%, Due 6/20/2000.........       385           389
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002.........       700           746
Chemical Banking Corporation,
  FRN, 6.2125%, Due 6/15/2000..     2,300         2,306
Chemical New York Corporation,
  9.75%, Due 6/15/1999.........       900           954
Chrysler Financial Corporation,
  6.95%, Due 3/25/2002.........     2,700         2,695
First Chicago Capital I,
  6.1125%, Due 2/1/2027........     2,000         1,966

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)

First Chicago NBD, 9.875%, Due
  8/15/2000....................  $  1,000    $    1,087
First Union Corporation, 7.05%,
  Due 8/1/2005.................       840           824
Fleet Financial Group, 7.92%,
  Due 12/11/2026...............     1,180         1,143
Ford Motor Credit Company,
  9.25%, Due 6/15/1998.........     1,000         1,031
  7.95%, Due 5/17/1999.........     2,000         2,050
General Electric Capital
  Corporation, 7.875%, Due
  12/1/2006....................     1,000         1,053
General Motors Acceptance
  Corporation, 5.5625%,
  Due 12/9/1999................     1,500         1,498
Lehman Brothers Holding,
  Incorporated, 7.41%,
  Due 5/25/1999................       500           506
  7.25%, Due 4/15/2003.........     2,030         2,021
Mellon Capital, Incorporated,
  7.72%, Due 12/1/2026.........       890           842
  7.995%, Due 1/15/2027........     1,490         1,448
Mortgage Capital Funding,
  Incorporated, 6.758%, Due
  2/20/2004....................       681           667
National Bank of Detroit,
  7.125%, Due 5/15/2007........       700           685
NationsBank Corporation, 7.00%,
  Due 9/15/2001................     1,000         1,003
Paine Webber, 7.74%, Due
  1/30/2012....................     2,200         2,215
PNC Funding Corporation,
  6.125%, Due 9/1/2003.........     1,000           943
Salomon Incorporated,
  7.05%, Due 1/15/1998.........       800           805
  7.00%, Due 1/20/1998.........       390           392
  5.53%, Due 1/30/1998.........     1,500         1,493
  6.04%, Due 7/9/1998..........       625           622
  6.70%, Due 12/1/1998.........       390           391
Sears Roebuck Acceptance
  Corporation,
  6.82%, Due 10/17/2002........     2,710         2,678
  6.72%, Due 11/5/2003.........     2,200         2,148
Societe General Corporation,
  7.40%, Due 6/1/2006..........       860           855
Society National Bank, 7.25%,
  Due 6/1/2005.................       800           796

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Spieker Properties Corporation,
  8.00%, Due 7/19/2005.........  $    290    $      297
  7.125%, Due 12/1/2006........       260           253
St. Paul Companies, 9.375%, Due
  6/15/1997....................       600           602
Taubman Realty Group, 5.75%,
  Due 11/3/1997................     1,500         1,500
Travelers/Aetna P & C, 6.75%,
  Due 4/15/2001................     1,300         1,289
United Dominion Realty
  Corporation, 7.25%, Due
  1/15/2007....................       700           689
Wells Fargo Capital, 7.96%, Due
  12/15/2026...................     2,000         1,934
Wells Fargo & Company Delivery
  Corporation, 7.96%, Due
  12/15/2026...................     2,569         2,484
                                             ----------
    TOTAL FINANCIAL............                  56,722
                                             ----------
INDUSTRIAL - 4.35%
American Home Products, 7.70%,
  Due 2/15/2000................       450           462
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012..........     1,270         1,429
Bemis Company, Incorporated,
  6.70% Due 7/1/2005...........     1,000           965
Capital Cities/ABC, 8.875%, Due
  12/15/2000...................     1,000         1,066
Coca-Cola Company, 6.625%, Due
  10/1/2002....................     1,000           985
Coca-Cola Enterprises, 6.70%,
  Due 10/15/2036...............     1,120         1,109
Columbia/HCA Health, 7.50%, Due
  11/15/2095...................       780           738
Dresser Industries, 6.25%, Due
  6/1/2000.....................     2,000         1,977
E.I. DuPont de Nemours &
  Company, 6.75%,
  Due 10/15/2002...............     1,000           991
ERP Operating Limited
  Partnership, 7.95%,
  Due 04/15/2002...............       430           439
Exxon Capital Corporation,
  7.45%, Due 12/15/2001........     1,000         1,025
Heinz H.J. Company, 5.50%, Due
  9/15/1997....................       520           519
Hershey Foods Company,
  6.95%, Due 3/1/2007..........     1,000           979

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)

Hilton Hotels Corporation,
  7.95%,
  Due 4/15/2007................  $  1,430    $    1,443
International Business
  Machines, Incorporated,
  7.125%, Due 12/1/2096........     1,270         1,154
Keycorp, 7.826%, Due
  12/1/2026....................     2,000         1,917
MGM Grand Hotels, 12%, Due
  5/1/2002.....................     2,000         2,107
The May Department Store
  Company,
  7.625%, Due 8/15/2013........       775           763
  9.75%, Due 2/15/2021.........       400           459
Millennium America,
  Incorporated, 7%, Due
  11/15/2006...................     1,965         1,887
Millipore Corporation, 7.50%,
  Due 4/1/2007.................       700           700
News America Holdings, 8.00%,
  Due 10/17/2016...............       800           777
Oracle Corporation, 6.91%, Due
  2/15/2007....................     1,250         1,215
Petroleum Geo-Services
  Corporation, 7.50%, Due
  3/31/2007....................       640           636
Philip Morris Companies,
  Incorporated,
  8.25%, Due 10/15/2003........     1,940         2,024
  7.20%, Due 2/1/2007..........     3,750         3,642
  8.375%, Due 1/15/2017........       625           626
Phillips 66 Capital 11
  Corporation, 8.00%, Due
  1/15/2037....................     1,270         1,233
Pohang Iron & Steel, 7.375%,
  Due 5/15/2005................     1,520         1,494
Service Corporation
  International, 7.70%, Due
  4/15/2009....................     1,440         1,457
Stop & Shop Companies, 9.75%,
  Due 2/1/2002.................     2,000         2,189
Sysco Corporation, 7.00%, Due
  5/1/2006.....................     1,000           990
Texaco Cap, MTN, 6.19%, Due
  7/9/2003.....................       750           715

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Texas Utilities, Incorporated,
  Floating Rate, 5.96875%, Due
  5/1/1999.....................  $  2,700    $    2,702
Walt Disney, Incorporated,
  6.75%, Due 3/30/2006.........     1,000           972
                                             ----------
    TOTAL INDUSTRIAL...........                  43,786
                                             ----------
UTILITY - 0.68%
General Telephone Southwest,
  Incorporated, 8.50%, Due
  11/15/2031...................       600           659
Southern California Edison
  Company, 8.25%, Due
  2/1/2000.....................     1,425         1,474
U.S. West Capital Funding,
  6.85%, Due 1/15/2002.........     1,300         1,287
  6.95%, Due 1/15/2037.........     3,500         3,445
                                             ----------
    TOTAL UTILITY..............                   6,865
                                             ----------
FOREIGN BONDS - 1.50%
BCH Cayman Islands Limited,
  7.70%, Due 7/15/2006.........     2,080         2,100
Enersis SA, 6.90%, Due
  12/1/2006....................       990           946
Hydro-Quebec,
  9.40%, Due 2/1/2021..........     1,280         1,482
  8.875%, Due 3/1/2026.........     1,200         1,326
Korea Development Bank,
  5.875%, Due 12/1/1998........       100            99
  6.25%, Due 5/1/2000..........       770           755
Midland Bank PLC, 7.625%, Due
  6/15/2006....................       910           927
Province of Newfoundland,
  9.875%, Due 6/1/2020.........       250           304
Province of Quebec,
  7.00%, Due 1/30/2007.........     1,750         1,704
  5.735%, Due 3/2/2026.........       890           859
Santander Financial Issuance
  Limited,
  7.75%, Due 5/15/2005.........       250           255
  7.00%, Due 4/1/2006..........       460           446

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Skandinaviska Enskilda Banken,
  Floating Rate, 6.59375%, Due
  6/29/2049....................  $  3,800    $    3,862
                                             ----------
    TOTAL FOREIGN BONDS........                  15,065
                                             ----------
    TOTAL CORPORATE BONDS......                 122,438
                                             ----------
                                   Shares
                                 --------
PREFERRED STOCK - 0.39%
Home Ownership Funding 2,
  Series 144A..................     1,500         1,476
Kenwood Preferred - 144A.......     1,500         1,491
Marquette Preferred - 144A.....     1,000           980
                                             ----------
    TOTAL PREFERRED STOCK......                   3,947
                                             ----------
COMMON STOCK - 55.15%
FOREIGN STOCKS - 1.85%
Arthur Guinness & Sons, ADR....    40,000         1,655
British Petroleum PLC, ADR.....    15,089         2,077
Elf Aquitane SA................    53,100         2,582
Energy Group PLC...............    44,050         1,382
Hanson PLC, ADR................    44,050         1,068
Imperial Tobacco Group PLC.....    30,000           394
Mid Ocean, Limited.............    23,000         1,055
New Holland, N.V...............    42,000           929
Novartis AG....................    15,999         1,054
Royal Dutch Petroleum Company,
  New York Registry............    35,500         6,399
                                             ----------
    TOTAL FOREIGN
      STOCKS...................                  18,595
                                             ----------

CONSUMER STAPLES - 8.79%
DEPARTMENT AND MAIL ORDER - 1.32%
J.C. Penney Company,
  Incorporated.................   121,275         5,791
K Mart Corporation.............   359,600         4,900
Sears Roebuck & Company........    45,000         2,160
Tupperware, Incorporated.......    13,700           456
                                             ----------
    TOTAL DEPARTMENT AND MAIL
      ORDER....................                  13,307
                                             ----------
DISTILLERS AND BREWERS - 0.66%
Anheuser-Busch Companies,
  Incorporated.................   122,000         5,239
Brown-Foreman, Incorporated....    26,700         1,348
                                             ----------
    TOTAL DISTILLERS AND
      BREWERS..................                   6,587
                                             ----------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
DRUGS AND HOSPITAL SUPPLY - 2.14%
American Home Products
  Corporation..................    40,000    $    2,650
Baxter International,
  Incorporated.................    55,000         2,633
Bristol-Myers Squibb Company...    37,400         2,450
Columbia HCA Healthcare
  Corporation..................    86,000         3,010
Foundation Health Systems......    49,500         1,337
Horizon/CMS Healthcare
  Corporation..................   102,275         1,624
Pharmacia & Upjohn,
  Incorporated.................   119,100         3,528
Warner Lambert, Incorporated...    43,400         4,253
                                             ----------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY...................                  21,485
                                             ----------
FOOD PROCESSING - 0.16%
Archer Daniels Midland
  Company......................    28,000           515
I B P Incorporated.............    44,000         1,045
                                             ----------
    TOTAL FOOD PROCESSING......                   1,560
                                             ----------
FOODS - 0.14%
Nabisco Holdings Corporation,
  Class A......................    37,900         1,454
                                             ----------
    TOTAL FOODS................                   1,454
                                             ----------
LEISURE - 0.57%
Hasbro, Incorporated...........    52,800         1,320
Mattel, Incorporated...........   120,800         3,367
Toys R Us, Incorporated........    37,500         1,069
                                             ----------
    TOTAL LEISURE..............                   5,756
                                             ----------
PHOTOGRAPHY - 0.99%
Eastman Kodak Company..........   119,400         9,970
                                             ----------
    TOTAL PHOTOGRAPHY..........                   9,970
                                             ----------
PUBLISHING - 0.30%
A.H. Belo, Incorporated,
  Class A......................    84,700         3,049
                                             ----------
    TOTAL PUBLISHING...........                   3,049
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


                                  Shares       Value
                                 --------    ----------
TOBACCO - 2.51%                  (dollars in thousands)
American Brands,                   76,400    $    4,107
  Incorporated.................
Philip Morris Companies,
  Incorporated.................   455,967        17,954
RJR Nabisco Holdings...........   105,700         3,145
                                             ----------
    TOTAL TOBACCO..............                  25,206
                                             ----------
    TOTAL CONSUMER STAPLES.....                  88,374
                                             ----------

INTEREST SENSITIVE - 20.37%
BANKS - 6.34%
Banc One Corporation...........    21,400           907
BankAmerica Corporation........    99,200        11,594
Bank of Boston Corporation.....    16,200         1,179
Bankers Trust Company
  New York.....................    29,100         2,368
Chase Manhattan Corporation....   155,300        14,385
First Chicago NBD..............   135,681         7,632
First of America Bank
  Corporation..................    27,000         1,796
First Security Corporation.....    60,000         2,138
First Union Corporation........    20,000         1,680
Fleet Financial Group,
  Incorporated.................    38,000         2,318
J.P. Morgan & Company,
  Incorporated.................    24,500         2,496
Norwest Corporation............   183,900         9,172
PNC Bank Corporation...........   115,000         4,729
Wells Fargo and Company........     5,000         1,334
                                             ----------
    TOTAL BANKS................                  63,728
                                             ----------
BUILDING AND MATERIALS - 0.30%
PPG Industries, Incorporated...    56,500         3,072
                                             ----------
    TOTAL BUILDING AND
      MATERIALS................                   3,072
                                             ----------
FINANCE - 0.64%
Beneficial Corporation.........    35,000         2,240
Household International,
  Incorporated.................    25,000         2,200
Paine Webber Group,
  Incorporated.................    58,900         2,003
                                             ----------
    TOTAL FINANCE..............                   6,443
                                             ----------
INSURANCE - LIFE AND
  MULTI-LINE - 2.15%
American Financial Group,
  Incorporated.................    67,900         2,368
American General Corporation...    28,600         1,248

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Aon Corporation................   114,300    $    7,601
Lincoln National Corporation...    45,000         2,520
Old Republic International
  Corporation..................   121,000         3,418
Travelers Corporation..........    80,437         4,454
                                             ----------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE...............                  21,609
                                             ----------
INSURANCE - PROPERTY AND
  CASUALTY - 1.06%
Allstate Corporation...........    73,300         4,801
Chubb Corporation..............    67,000         3,869
TIG Holdings, Incorporated.....    70,000         1,943
                                             ----------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY.............                  10,613
                                             ----------
SAVINGS AND LOAN - 0.58%
Great Western Financial
  Corporation..................    75,000         3,150
H.F. Ahmanson & Company........    70,000         2,669
                                             ----------
    TOTAL SAVINGS AND LOAN.....                   5,819
                                             ----------
UTILITIES - ELECTRIC - 3.64%
Central and Southwest
  Corporation..................    48,500           976
CMS Energy Corporation.........    60,000         1,905
DTE Energy Company.............    94,700         2,533
Edison International...........    80,000         1,680
Entergy Corporation............   386,900         9,044
Houston Industries,
  Incorporated.................   101,200         2,024
Illinova Corporation...........    80,000         1,800
Northeast Utilities............   387,200         3,194
Peco Energy Company............    67,000         1,323
Potomac Electric Power.........    35,400           797
PP&L Resources, Incorporated...    24,000           471
Public Service Enterprise
  Group, Incorporated..........    50,400         1,216
Rochester Gas and Electric,
  Incorporated.................    30,000           559
Unicom Corporation.............   418,900         9,111
                                             ----------
    TOTAL UTILITIES -
      ELECTRIC.................                  36,633
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
UTILITIES - NATURAL GAS - 1.05%
Consolidated Natural Gas
  Company......................   171,700    $    8,649
Peoples Energy Corporation.....    58,000         1,958
                                             ----------
    TOTAL UTILITIES - NATURAL
      GAS......................                  10,607
                                             ----------
UTILITIES - TELEPHONE - 2.38%
Alltel Corporation.............    57,000         1,796
AT&T Corporation...............   221,600         7,424
NYNEX Corporation..............    46,000         2,381
SBC Communications.............    97,984         5,438
US West, Incorporated..........   194,200         6,821
                                             ----------
    TOTAL UTILITIES -
      TELEPHONE................                  23,860
                                             ----------
MISCELLANEOUS - INTEREST
  SENSITIVE - 2.23%
American Express Company.......   186,800        12,305
Dean Witter Discover &
  Company......................    45,200         1,729
Federal Home Loan Mortgage
  Corporation..................    83,200         2,652
Federal National Mortgage
  Association..................   117,200         4,820
Fund American Enterprises,
  Incorporated.................     8,800           879
                                             ----------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE.......                  22,385
                                             ----------
    TOTAL INTEREST
      SENSITIVE................                 204,769
                                             ----------
CONSUMER CYCLICALS - 4.10%
AUTOMOBILE AND TRUCK - 3.80%
Dana Corporation...............   224,100         7,143
Eaton Corporation..............    25,000         1,872
First Brands Corporation.......   117,100         2,971
Ford Motor Company.............   463,300        16,100
General Motors Corporation.....   175,300        10,145
                                             ----------
    TOTAL AUTOMOBILE AND
      TRUCK....................                  38,231
                                             ----------
ELECTRICAL HOUSEHOLD
  EQUIPMENT - 0.11%
Whirlpool Corporation..........    24,400         1,141
                                             ----------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT................                   1,141
                                             ----------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
TIRE AND RUBBER - 0.19%
Goodyear Tire & Rubber
  Company......................    35,800    $    1,884
                                             ----------
    TOTAL TIRE AND
      RUBBER...................                   1,884
                                             ----------
    TOTAL CONSUMER CYCLICALS...                  41,256
                                             ----------

INTERMEDIATE GOODS & SERVICES - 12.32%
CHEMICALS - 1.62%
ARCO Chemical Company..........    35,000         1,479
Dow Chemical...................    25,000         2,122
E.I. DuPont de Nemours &
  Company......................    20,000         2,123
Eastman Chemical Company.......    90,100         4,595
FMC Corporation (non-income
  producing)...................    65,600         4,403
Great Lakes Chemical
  Corporation..................    27,000         1,144
Millenium Chemicals,
  Incorporated.................    31,171           553
                                             ----------
    TOTAL CHEMICALS............                  16,419
                                             ----------
FOREST PRODUCTS - 1.04%
Boise Cascade Corporation......    54,700         1,819
Georgia-Pacific Corporation....    15,000         1,170
International Paper Company....    40,000         1,690
Louisiana Pacific
  Corporation..................    59,200         1,103
Mead Corporation...............    22,000         1,235
Union Camp Corporation.........    28,000         1,362
Weyerhaeuser Company...........    45,000         2,059
                                             ----------
    TOTAL FOREST
      PRODUCTS.................                  10,438
                                             ----------
METALS - ALUMINUM - 0.51%
Alumax, Incorporated...........    73,000         2,665
Aluminum Company of America....    30,000         2,096
Newport News Shipbuilding,
  Incorporated.................    23,000           345
                                             ----------
    TOTAL METALS - ALUMINUM....                   5,106
                                             ----------
METALS - MINING - 0.12%
Cyprus Amax Minerals
  Corporation..................    52,000         1,164
                                             ----------
    TOTAL METALS - MINING......                   1,164
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------


                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
NATURAL GAS TRANSMISSION - 0.28%
Coastal Corporation............    40,700    $    1,933
El Paso Natural Gas Company....    15,344           892
                                             ----------
    TOTAL NATURAL GAS
      TRANSMISSION.............                   2,825
                                             ----------
OIL - 5.13%
Amoco Corporation..............   120,500        10,077
Atlantic Richfield
  Corporation..................    20,000         2,723
Chevron Corporation............    30,000         2,055
Exxon Corporation..............   125,200         7,089
Louisiana Land and Exploration
  Company......................    60,800         3,040
Mobil Corporation..............    10,000         1,300
Occidental Petroleum
  Corporation..................   105,800         2,341
Oryx Energy Company............    80,200         1,604
Phillips Petroleum Company.....   239,400         9,426
Tenneco, Incorporated..........   110,600         4,410
Ultramar Diamond Shamrock
  Corporation..................    70,000         2,249
Union Pacific Resources Group,
  Incorporated.................   100,600         2,729
Union Texas Petroleum Holdings,
  Incorporated.................   132,700         2,505
                                             ----------
    TOTAL OIL..................                  51,548
                                             ----------
OIL SERVICE - 0.97%
Baker Hughes, Incorporated.....   282,600         9,750
                                             ----------
    TOTAL OIL SERVICE..........                   9,750
                                             ----------
TRANSPORTATION - 1.61%
Burlington Northern,
  Incorporated.................     5,500           433
Conrail, Incorporated..........    15,293         1,747
CSX Corporation................   128,300         5,982
Norfolk Southern Corporation...    89,500         8,044
                                             ----------
    TOTAL
      TRANSPORTATION...........                  16,206
                                             ----------
MISCELLANEOUS - INTERMEDIATE
  GOODS & SERVICES - 1.04%
Browning-Ferris Industries.....    71,500         2,029
Dresser Industries,
  Incorporated.................   146,700         4,383
Federal-Mogul Corporation......    29,200           807

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
GATX Corporation...............    40,000    $    2,190
Mapco, Incorporated............    33,800         1,001
                                             ----------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES.................                  10,410
                                             ----------
    TOTAL INTERMEDIATE GOODS &
      SERVICES.................                 123,866
                                             ----------

CAPITAL GOODS - 7.72%
AEROSPACE - 3.83%
Coltec Industries, Incorporated
  (non-income producing).......   120,700         2,444
Harsco Corporation.............    50,000         1,844
Lockheed Martin Corporation....   118,738        10,627
Northrop Corporation...........    25,000         2,088
Raytheon Company...............   125,900         5,492
Rockwell International
  Corporation..................    30,000         1,995
Textron, Incorporated..........    82,200         9,155
Thiokol Corporation............    45,400         2,962
United Technologies
  Corporation..................    25,000         1,891
                                             ----------
    TOTAL AEROSPACE............                  38,498
                                             ----------
ELECTRICAL EQUIPMENT - 1.18%
Dover Corporation..............     6,800           360
Honeywell, Incorporated........    40,300         2,846
ITT Industries, Incorporated...   119,500         3,017
MEMC Electronic Materials,
  Incorporated.................    45,600         1,248
Westinghouse Electric
  Corporation..................   258,900         4,401
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT................                  11,872
                                             ----------
ELECTRONICS - INDUSTRIAL - 0.13%
Lam Research Corporation.......    16,000           464
VLSI Technology,
  Incorporated.................    44,300           880
                                             ----------
    TOTAL ELECTRONICS -
      INDUSTRIAL...............                   1,344
                                             ----------
MACHINERY - 0.70%
Caterpillar Tractor Company....    13,000         1,157
Deere and Company..............    73,000         3,358
Millipore Corporation..........    41,800         1,578
Tecumseh Products Company......    17,900           967
                                             ----------
    TOTAL MACHINERY............                   7,060
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
OFFICE EQUIPMENT - 1.88%         (dollars in thousands)
International Business Machines    38,300    $    6,157
  Corporation..................
Storage Tech Group.............    54,200         1,904
Xerox Corporation..............   175,700        10,806
                                             ----------
    TOTAL OFFICE
      EQUIPMENT................                  18,867
                                             ----------
    TOTAL CAPITAL GOODS........                  77,641
                                             ----------
    TOTAL COMMON STOCK.........                 554,501
                                             ----------
                                      Par
                                   Amount
                                 --------
SHORT-TERM INVESTMENTS (NOTE A) - 3.95%
Bank of Tokyo Mitsubishi,
  Limited, New York, BA 5.59%,
  Due 5/28/1997................  $  2,000         1,993
Banque Paribas, Euro TD,
  5.7505%, Due 5/1/1997........     5,418         5,418

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Dai-Ichi Kangyo Bank, Limited,
  Los Angeles, BA, 5.63%, Due
  5/15/1997....................  $  5,700    $    5,688
Dai-Ichi Kangyo Bank, Limited,
  New York, BA, 5.70%, Due
  5/30/1997....................     6,600         6,570
Skandinaviska Enskilda Banken,
  Euro TD, 5.75%, Due
  5/1/1997.....................    20,000        20,000
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                  39,669
                                             ----------
TOTAL INVESTMENTS - 99.85%
  (COST $872,176)..............               1,003,926
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.15%..........                   1,499
                                             ----------
TOTAL NET ASSETS - 100%........              $1,005,425
                                             ==========

---------------

Based on the cost of investments of $873,281 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation was $149,925, the aggregate gross unrealized depreciation was $19,280 and the net unrealized appreciation of investments was $130,645.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
AG - Company
BA - Bankers Acceptance
FRN - Floating Rate Note
NV - Company
PLC - Public Limited Corporation
SA - Company
TBA - To Be Announced
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
COMMON STOCK - 96.00%
FOREIGN STOCKS - 3.39%
Arthur Guinness & Sons, ADR...     127,000   $    5,254
British Petroleum PLC, ADR....      39,293        5,407
Elf Aquitane SA...............     110,100        5,353
Energy Group, PLC.............      91,087        2,857
Hanson PLC, ADR...............      81,087        1,965
Imperial Tobacco Group PLC....     108,400        1,424
Mid Ocean, Limited............      48,000        2,201
New Holland N.V...............     185,000        4,092
Novartis AG...................      19,333        1,274
Royal Dutch Petroleum Company,
  New York
  Registry....................      73,100       13,176
                                             ----------
    TOTAL FOREIGN STOCKS......                   43,003
                                             ----------
CONSUMER STAPLES - 16.76%
DEPARTMENT AND MAIL ORDER - 2.07%
J.C. Penney Company,
  Incorporated................     283,000       13,513
K Mart Corporation............     640,600        8,728
Sears Roebuck & Company.......      60,000        2,880
Tupperware, Incorporated......      31,800        1,057
                                             ----------
    TOTAL DEPARTMENT AND MAIL
      ORDER...................                   26,178
                                             ----------
DISTILLERS AND BREWERS - 1.54%
Anheuser-Busch Companies,
  Incorporated................     293,500       12,584
Brown-Foreman, Incorporated...     137,300        6,934
                                             ----------
    TOTAL DISTILLERS AND
      BREWERS.................                   19,518
                                             ----------
DRUGS AND HOSPITAL SUPPLY - 3.94%
American Home Products
  Corporation.................      50,000        3,313
Baxter International,
  Incorporated................      65,000        3,112
Bristol-Myers Squibb
  Company.....................     166,000       10,873
Columbia HCA Healthcare
  Corporation.................     222,000        7,770
Foundation Health Systems.....     100,800        2,722
Horizon/CMS Healthcare
  Corporation.................     429,200        6,814
Pharmacia & Upjohn,
  Incorporated................     248,400        7,359
Warner Lambert,
  Incorporated................      81,200        7,958
                                             ----------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY..................                   49,921
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
FOOD PROCESSING - 0.27%
Archer Daniels Midland
  Company.....................      64,000   $    1,176
Heinz H.J. Company............       5,000          208
I B P Incorporated............      88,000        2,090
                                             ----------
    TOTAL FOOD PROCESSING.....                    3,474
                                             ----------
FOODS - 0.64%
Nabisco Holdings Corporation,
  Class A.....................     212,900        8,170
                                             ----------
    TOTAL FOODS...............                    8,170
                                             ----------
LEISURE - 1.54%
Hasbro, Incorporated..........     305,100        7,628
Mattel, Incorporated..........     339,400        9,461
Toys R Us, Incorporated.......      83,700        2,385
                                             ----------
    TOTAL LEISURE.............                   19,474
                                             ----------
PHOTOGRAPHY - 1.57%
Eastman Kodak Company.........     238,900       19,948
                                             ----------
    TOTAL PHOTOGRAPHY.........                   19,948
                                             ----------
PUBLISHING - 0.67%
A.H. Belo, Incorporated,
  Class A.....................     235,600        8,482
                                             ----------
    TOTAL PUBLISHING..........                    8,482
                                             ----------
TOBACCO - 4.52%
American Brands,
  Incorporated................     166,900        8,971
Philip Morris Companies,
  Incorporated................     969,000       38,154
RJR Nabisco Holdings..........     344,020       10,235
                                             ----------
    TOTAL TOBACCO.............                   57,360
                                             ----------
    TOTAL CONSUMER STAPLES....                  212,525
                                             ----------
INTEREST SENSITIVE - 31.91%
BANKS - 8.77%
Banc One Corporation..........      54,200        2,297
BankAmerica Corporation.......     193,700       22,639
Bank of Boston Corporation....      31,600        2,299
Bankers Trust Company New
  York........................      92,000        7,487
Chase Manhattan Corporation...     289,814       26,844
First Chicago NBD.............     226,965       12,767
First of America Bank
  Corporation.................      52,000        3,458
First Security Corporation....     120,500        4,293
First Union Corporation.......      17,000        1,428
Fleet Financial Group,
  Incorporated................      72,000        4,392
J.P. Morgan & Company,
  Incorporated................      92,600        9,434
NationsBank Corporation.......      80,000        4,830

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
PNC Bank Corporation..........     219,600   $    9,031
                                             ----------
    TOTAL BANKS...............                  111,199
                                             ----------
BUILDING AND MATERIALS - 0.55%
PPG Industries,
  Incorporated................     130,100        7,074
                                             ----------
    TOTAL BUILDING AND
      MATERIALS...............                    7,074
                                             ----------
FINANCE - 0.86%
Beneficial Corporation........      60,000        3,840
Household International,
  Incorporated................      45,000        3,960
Paine Webber Group,
  Incorporated................      91,300        3,104
                                             ----------
    TOTAL FINANCE.............                   10,904
                                             ----------
INSURANCE - LIFE AND MULTI-LINE - 3.86%
American Financial Group,
  Incorporated................     210,150        7,329
American General
  Corporation.................      69,000        3,010
Aon Corporation...............     181,400       12,063
Lincoln National
  Corporation.................      70,000        3,920
Old Republic International
  Corporation.................     370,900       10,478
TransAmerica Corporation......      50,000        4,238
Travelers Corporation.........     142,791        7,907
                                             ----------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE..............                   48,945
                                             ----------
INSURANCE - PROPERTY AND CASUALTY - 1.39%
Allstate Corporation..........     134,714        8,824
Chubb Corporation.............      85,000        4,909
TIG Holdings, Incorporated....     141,000        3,913
                                             ----------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY............                   17,646
                                             ----------
SAVINGS AND LOAN - 0.71%
Great Western Financial
  Corporation.................     105,000        4,410
H.F. Ahmanson & Company.......     120,000        4,575
                                             ----------
    TOTAL SAVINGS AND LOAN....                    8,985
                                             ----------
UTILITIES - ELECTRIC - 6.44%
Central and Southwest
  Corporation.................     175,000        3,522
CMS Energy Corporation........     130,000        4,128
DTE Energy Company............     256,800        6,869
Edison International..........     187,500        3,938
Entergy Corporation...........     826,700       19,324
Houston Industries,
  Incorporated................     186,300        3,726
Illinova Corporation..........     170,000        3,825
New York State Electric & Gas
  Corporation.................      70,000        1,470

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Northeast Utilities...........     684,600   $    5,648
Peco Energy Company...........     204,000        4,029
Potomac Electric Power........      80,300        1,807
PP&L Resources,
  Incorporated................      52,000        1,021
Public Service Enterprise
  Group, Incorporated.........     172,100        4,152
Rochester Gas and Electric,
  Incorporated................      60,000        1,118
Unicom Corporation............     785,500       17,085
                                             ----------
    TOTAL UTILITIES -
      ELECTRIC................                   81,662
                                             ----------
UTILITIES - NATURAL GAS - 1.39%
Consolidated Natural Gas
  Company.....................     305,300       15,379
Peoples Energy Corporation....      65,000        2,194
                                             ----------
    TOTAL UTILITIES - NATURAL
      GAS.....................                   17,573
                                             ----------
UTILITIES - TELEPHONE - 3.56%
Alltel Corporation............      98,000        3,087
AT&T Corporation..............     438,900       14,703
NYNEX Corporation.............     100,000        5,175
SBC Communications............     165,577        9,190
US West, Incorporated.........     368,900       12,958
                                             ----------
    TOTAL UTILITIES -
      TELEPHONE...............                   45,113
                                             ----------
MISCELLANEOUS - INTEREST SENSITIVE - 4.38%
American Express Company......     355,100       23,392
Dean Witter Discover &
  Company.....................     116,400        4,452
Federal Home Loan Mortgage
  Corporation.................     314,400       10,022
Federal National Mortgage
  Association.................     328,000       13,489
Fund American Enterprises,
  Incorporated................      41,375        4,132
                                             ----------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE......                   55,487
                                             ----------
    TOTAL INTEREST
      SENSITIVE...............                  404,588
                                             ----------
CONSUMER CYCLICALS - 6.67%
AUTOMOBILE AND TRUCK - 6.06%
Dana Corporation..............     457,800       14,592
Eaton Corporation.............      60,000        4,493
First Brands Corporation......     340,500        8,640
Ford Motor Company............     845,800       29,392
General Motors Corporation....     339,700       19,660
                                             ----------
    TOTAL AUTOMOBILE AND
      TRUCK...................                   76,777
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
ELECTRICAL HOUSEHOLD EQUIPMENT - 0.31%
Whirlpool Corporation.........      85,000   $    3,974
                                             ----------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT...............                    3,974
                                             ----------
TIRE AND RUBBER - 0.30%
Goodyear Tire & Rubber
  Company.....................      73,000        3,842
                                             ----------
    TOTAL TIRE AND RUBBER.....                    3,842
                                             ----------
    TOTAL CONSUMER
      CYCLICALS...............                   84,593
                                             ----------
INTERMEDIATE GOODS & SERVICES - 22.90%
CHEMICALS - 2.94%
ARCO Chemical Company.........      95,000        4,014
Dow Chemical..................      50,000        4,244
E.I. DuPont de Nemours &
  Company.....................      40,000        4,245
Eastman Chemical Company......     177,775        9,067
FMC Corporation (non-income
  producing)..................     183,200       12,297
Great Lakes Chemicals
  Corporation.................      49,100        2,081
Millenium Chemicals,
  Incorporated................      82,671        1,466
                                             ----------
    TOTAL CHEMICALS...........                   37,414
                                             ----------
FOREST PRODUCTS - 1.66%
Boise Cascade Corporation.....     124,000        4,123
Georgia-Pacific Corporation...      36,000        2,808
International Paper Company...      80,000        3,380
Louisiana Pacific
  Corporation.................     111,400        2,075
Mead Corporation..............      43,000        2,413
Union Camp Corporation........      52,000        2,529
Weyerhaeuser Company..........      80,000        3,660
                                             ----------
    TOTAL FOREST PRODUCTS.....                   20,988
                                             ----------
METALS - ALUMINUM - 0.74%
Alumax, Incorporated..........     136,800        4,993
Aluminum Company of
  America.....................      52,000        3,634
Newport News Shipbuilding,
  Incorporated................      50,540          758
                                             ----------
    TOTAL METALS - ALUMINUM...                    9,385
                                             ----------
METALS - MINING - 0.18%
Cyprus Amax Minerals
  Corporation.................     100,000        2,238
                                             ----------
    TOTAL METALS - MINING.....                    2,238
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
NATURAL GAS TRANSMISSION - 0.69%
Coastal Corporation...........     111,200   $    5,282
El Paso Natural Gas Company...      59,759        3,473
                                             ----------
    TOTAL NATURAL GAS
      TRANSMISSION............                    8,755
                                             ----------
OIL - 10.97%
Amoco Corporation.............     215,900       18,055
Atlantic Richfield
  Corporation.................     159,800       21,753
Chevron Corporation...........      55,000        3,768
Exxon Corporation.............     234,200       13,262
Louisiana Land and Exploration
  Company.....................     181,625        9,081
Mobil Corporation.............      21,500        2,795
Occidental Petroleum
  Corporation.................     178,700        3,954
Oryx Energy Company...........     250,900        5,018
Phillips Petroleum Company....     462,100       18,195
Tenneco, Incorporated.........     226,800        9,044
Texaco, Incorporated..........     143,100       15,097
Ultramar Diamond Shamrock
  Corporation.................     120,000        3,855
Union Pacific Resources Group,
  Incorporated................     267,700        7,261
Union Texas Petroleum
  Holdings, Incorporated......     418,400        7,897
                                             ----------
    TOTAL OIL.................                  139,035
                                             ----------
OIL SERVICE - 1.51%
Baker Hughes, Incorporated....     556,100       19,185
                                             ----------
    TOTAL OIL SERVICE.........                   19,185
                                             ----------
TRANSPORTATION - 2.45%
Burlington Northern,
  Incorporated................       6,900          543
Conrail, Incorporated.........      30,586        3,494
CSX Corporation...............     248,900       11,605
Norfolk Southern
  Corporation.................     171,300       15,396
                                             ----------
    TOTAL TRANSPORTATION......                   31,038
                                             ----------
MISCELLANEOUS - INTERMEDIATE GOODS
  & SERVICES - 1.76%
Browning-Ferris Industries....     129,300        3,669
Dresser Industries,
  Incorporated................     229,800        6,865
Federal-Mogul Corporation.....      39,100        1,080
GATX Corporation..............      72,900        3,991
Mapco, Incorporated...........     224,600        6,654
                                             ----------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES................                   22,259
                                             ----------
    TOTAL INTERMEDIATE GOODS &
      SERVICES................                  290,297
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
CAPITAL GOODS - 14.37%
AEROSPACE - 7.54%
Coltec Industries,
  Incorporated (non-income
  producing)..................     465,700   $    9,430
Harsco Corporation............     110,000        4,056
Lockheed Martin Corporation...     267,898       23,977
Northrop Corporation..........      55,000        4,593
Raytheon Company..............     262,800       11,465
Rockwell International
  Corporation.................      60,000        3,990
Textron, Incorporated.........     203,800       22,698
Thiokol Corporation...........     166,900       10,890
United Technologies
  Corporation.................      60,000        4,538
                                             ----------
    TOTAL AEROSPACE...........                   95,637
                                             ----------
ELECTRICAL EQUIPMENT - 1.88%
Dover Corporation.............      34,000        1,802
Honeywell, Incorporated.......      91,200        6,441
ITT Industries,
  Incorporated................     208,800        5,272
MEMC Electronic Materials,
  Incorporated................      84,100        2,302
Westinghouse Electric
  Corporation.................     469,200        7,976
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                   23,793
                                             ----------
ELECTRONICS - INDUSTRIAL - 0.20%
Lam Research Corporation......      27,000          783
VLSI Technology,
  Incorporated................      90,500        1,799
                                             ----------
    TOTAL ELECTRONICS -
      INDUSTRIAL..............                    2,582
                                             ----------
MACHINERY - 1.46%
Caterpillar Tractor Company...      23,000        2,047
Deere and Company.............     147,000        6,762
Millipore Corporation.........     122,100        4,609
Tecumseh Products Company.....      94,400        5,098
                                             ----------
    TOTAL MACHINERY...........                   18,516
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
OFFICE EQUIPMENT - 3.29%
International Business
  Machines Corporation........      74,300   $   11,944
Storage Tech Group............     121,400        4,264
Xerox Corporation.............     413,700       25,443
                                             ----------
    TOTAL OFFICE EQUIPMENT....                   41,651
                                             ----------
    TOTAL CAPITAL
      GOODS...................                  182,179
                                             ----------
    TOTAL COMMON
      STOCK...................                1,217,185
                                             ----------
                                       Par
                                    Amount
                                ----------
SHORT-TERM INVESTMENTS (NOTE A) - 3.70%
Industrial Bank of Japan, Limited,
  New York, BA, 5.51%, Due
  5/27/1997...................  $   15,000       14,939
Skandinaviska Enskilda Banken,
  Euro TD, 5.75%, Due
  5/1/1997....................      31,949       31,949
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS.............                   46,888
                                             ----------
TOTAL INVESTMENTS - 99.70%
  (COST $1,006,155)...........                1,264,073
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.30%.........                    3,759
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,267,832
                                             ==========

---------------

Based on the cost of investments of $1,007,708 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation was $287,133, the aggregate gross unrealized depreciation was $30,768, and the net unrealized appreciation of investments was $256,365.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
AG - Company
BA - Bankers Acceptance
NV - Company
PLC - Public Limited Corporation
SA - Company
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
AUSTRALIA COMMON STOCKS - 4.19%
Australia & New Zealand
  Banking Group..............    843,442    $     5,400
Brambles Industries,
  Limited....................    179,000          3,247
Burns Philip & Company,
  Limited....................    400,000            667
CSR, Limited.................    633,000          2,345
Coles Myer, Limited
  Australian.................    323,000          1,574
Davids, Limited..............    688,173            667
GIO Australia Holdings,
  Limited....................    486,509          1,445
Goodman Fielder, Limited.....  1,150,000          1,510
News Corporation, Limited....    210,000            970
News Corporation Preferred
  Rights.....................    230,000            879
North, Limited...............    136,000            481
Pioneer International,
  Limited....................    960,000          3,167
QBE Insurance Group,
  Limited....................    429,197          2,459
                                            -----------
    TOTAL AUSTRALIA COMMON
      STOCKS.................                    24,811
                                            -----------
AUSTRIA COMMON STOCKS - 0.88%
Boehler-Uddeholm.............     31,185          2,250
Evn Energie-Versorgung
  Niederroesterreich AG......      3,960            491
Mayr-Melnhof Karton AG.......     16,000            758
VA Technologie AG............     11,000          1,710
                                            -----------
    TOTAL AUSTRIA COMMON
      STOCKS.................                     5,209
                                            -----------
BELGIUM COMMON STOCKS - 0.41%
GIB Holdings, Limited, NPV...     22,000            955
Solvay Et Cie, NPV...........      2,500          1,498
                                            -----------
    TOTAL BELGIUM COMMON
      STOCKS.................                     2,453
                                            -----------
CANADA COMMON STOCKS - 1.97%
Anderson Exploration,
  Limited....................    115,000          1,329
Bank of Nova Scotia..........     67,839          2,575
Canadian Imperial Bank of
  Commerce...................    120,000          2,756
IMASCO, Limited..............    119,000          3,240
Noranda, Incorporated........     70,500          1,488
Oshawa Group, Limited........     16,700            262
                                            -----------
    TOTAL CANADA COMMON
      STOCKS.................                    11,650
                                            -----------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
DENMARK COMMON STOCKS - 0.98%
Den Danske Bank..............     16,000    $     1,384
Novo Nordisk AS, "B".........     10,400          1,029
Teledanmark AS, "B"..........     16,700            803
Unidanmark AS, "A"...........     52,200          2,582
                                            -----------
    TOTAL DENMARK COMMON
      STOCKS.................                     5,798
                                            -----------
FINLAND COMMON STOCKS - 2.40%
Enso-Gutzeit OY..............    187,000          1,545
Huhtamaki Group I Free.......     25,000          1,083
Merita Bank, Limited.........    785,000          2,549
Metsa-Serla OY, "B"..........    100,000            749
Nokia OY, "A"................     48,500          3,024
UPM-Kymmene OY...............    231,400          5,292
                                            -----------
    TOTAL FINLAND COMMON
      STOCKS.................                    14,242
                                            -----------
FRANCE COMMON STOCKS - 7.84%
Adecco SA....................      3,855          1,287
Alcatel Alsthom CG...........     43,100          4,793
Axa SA.......................     37,542          1,695
Banque Nationale de Paris....     90,500          3,861
Bertrande Faure..............     29,500          1,413
Bongrain SA..................      2,370            897
Elf Aquitaine SA.............     75,500          7,322
Groupe Danone................     14,700          2,141
La Farge-Coppee SA...........     86,208          5,654
Pechiney SA..................     35,858          1,339
Pernod-Ricard................     49,107          2,523
Peugot SA....................      9,100            906
Rhone-Poulenc, "A"...........     50,000          1,682
Sa Des Galeries Lafayette....        162             65
Saint Gobain.................     11,739          1,573
Scor SA......................     26,000          1,016
Schneider SA.................     12,600            710
Total Petroleum Company,
  "B"........................     49,900          4,138
Usinor Sacilor...............    191,856          2,899
Valeo SA.....................      8,350            515
                                            -----------
    TOTAL FRANCE COMMON
      STOCKS.................                    46,429
                                            -----------
GERMANY - 5.10%
PREFERRED STOCKS - 0.72%
Herlitz AG...................      8,947            902
Spar Handels AG..............      3,400             44
Volkswagen AG................      6,800          3,338
                                            -----------
    TOTAL GERMANY PREFERRED
      STOCKS.................                     4,284
                                            -----------

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
COMMON STOCKS - 4.38%
BASF AG......................     49,900    $     1,925
BAYER AG.....................    162,925          6,481
Commerzbank AG...............    143,000          3,856
Deutsche Bank AG.............     36,000          1,900
Hoechst AG...................     29,300          1,150
Karstadt AG..................      6,500          1,951
Mannesmann AG................      1,940            763
Muenchener Rueckversicherungs
  AG.........................        300            494
Varta AG (non-income
  producing).................      1,520            233
Veba AG......................     69,200          3,591
Viag AG......................      4,350          1,939
Volkswagen AG................      2,650          1,680
                                            -----------
    TOTAL GERMANY COMMON
      STOCKS.................                    25,963
                                            -----------
    TOTAL GERMANY............                    30,247
                                            -----------
HONG KONG COMMON STOCKS - 4.21%
Cheung Kong Holdings,
  Limited....................    235,000          2,063
China Light and Power
  Company....................    789,000          3,555
Dickson Concepts
  (International), Limited...    643,000          2,374
Hang Lung Development
  Company, Limited...........  1,268,000          2,341
Hong Kong Electric
  Holdings...................    308,400          1,091
Hong Kong Telecommunications,
  Limited....................  1,790,400          3,074
HSBC Holdings, Limited.......    114,500          2,897
Hutchinson Whampoa,
  Limited....................    200,000          1,485
National Mutual of Asia,
  Limited....................  1,700,000          1,756
New Asia Realty and Trust
  Company, Limited...........    135,000            498
New World Development
  Company, Limited...........    459,000          2,649
Peregrine Investments
  Holdings, Limited..........    550,000            845
Peregrine Investments
  Holdings, Limited
  Warrants...................     55,000              8
Swire Pacific, Limited,
  "A"........................     40,000            309
                                            -----------
    TOTAL HONG KONG COMMON
      STOCKS.................                    24,945
                                            -----------
IRELAND COMMON STOCKS - 0.50%
Jefferson Smurfit............  1,199,242          2,936
                                            -----------
    TOTAL IRELAND COMMON
      STOCKS.................                     2,936
                                            -----------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
ITALY - 2.61%
PREFERRED STOCK - 0.17%
Concessioni E Costruzioni
  Autostrade.................    525,000    $     1,012
                                            -----------
    TOTAL ITALY PREFERRED
      STOCK..................                     1,012
                                            -----------
COMMON STOCKS - 2.44%
Burgo (Cartiere) SPA.........    220,000          1,217
Danieli Group Risp...........    473,960          1,705
Fiat SPA.....................    700,000          2,310
Instituto Nazionale Delle
  Assicurazioni..............    770,000          1,032
Merloni Elettrodomestici
  SPA........................    185,500            467
Olivetti Ing C & Co..........    711,000            208
Sasib SPA....................    500,000            929
Sta Finanziaria Telefonica
  Torino.....................  1,015,000          3,765
STET Risp Non Convertible....    550,000          2,601
Telecom Italia, SPA Non
  Convertible Risp...........    110,000            237
                                            -----------
    TOTAL ITALY COMMON
      STOCKS.................                    14,471
                                            -----------
    TOTAL ITALY..............                    15,483
                                            -----------
JAPAN COMMON STOCKS - 11.65%
Aisin Seiki Company,
  Limited....................    123,000          1,783
Aoyama Trading Company.......     18,000            508
Bridgestone Corporation......     54,000          1,149
Canon, Incorporated..........     74,000          1,755
Chudenko Corporation.........     28,000            715
Daibiru Corporation..........    143,000          1,577
Daicel Chemical..............    184,000            693
Daikin Industries............     14,000            110
Dainippon Ink & Chemical.....     57,000            213
Daiwa House Industry Company,
  Limited....................    166,000          1,857
East Japan Railway Company...        313          1,354
Fuji Photo Film..............    193,000          7,376
Hitachi Koki Company,
  Limited....................     70,000            444
Hitachi, Limited.............    383,000          3,471
Isuzu Motors, Limited........     67,000            252
KAO Corporation..............    180,000          2,099
Kioto Manufacturing Company,
  Limited....................    108,000            655
Kirin Brewery Company,
  Limited....................     38,000            329
Matsushita Electric
  Industrial Company.........    226,000          3,615
MOS Food Services............     89,000          1,206
NKK Corporation..............    461,000            995
Nichicon Corporation.........    234,000          2,563

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Nichido Fire & Marine
  Insurance..................    304,000    $     1,636
Nintendo Company, Limited....     37,300          2,727
Nippon Fire and Marine
  Insurance..................    287,000          1,131
Nippon Telegraph & Telephone
  Corporation................        193          1,361
Promise Company, Limited.....     77,000          3,185
Ryosan Company...............     12,000            254
Sekisui Chemical Company,
  Limited....................    332,000          3,192
Shionogi & Company...........     36,000            240
Sony Corporation.............     88,800          6,465
Sumitomo Marine & Fire
  Insurance..................    402,000          2,474
Sumitomo Rubber Industries...    124,000            811
Suzuki Motor Company,
  Limited....................    193,000          2,053
TDK Corporation..............     25,000          1,802
Toyo Seikan Kaisha...........    121,000          2,221
Yamanouchi Pharmaceutical....    110,000          2,349
Yamato Kogyo Company,
  Limited....................     35,000            303
Yodogawa Steel Works.........    375,000          2,122
                                            -----------
    TOTAL JAPAN COMMON
      STOCKS.................                    69,045
                                            -----------
MEXICO COMMON STOCKS - 0.16%
Alfa, SA.....................    175,000            945
                                            -----------
    TOTAL MEXICO COMMON
      STOCKS.................                       945
                                            -----------
MALAYSIA COMMON STOCKS - 1.19%
Arab Malaysian Finance.......    780,000          1,709
Bolton Properties............    909,000          1,441
Golden Hope Plantations
  BHD........................    752,000          1,192
Hicom Holdings BHD...........    195,300            432
Kedah Cement Holdings BHD....    729,000          1,133
Malaysian International
  Shipping Corporation BHD...    505,666          1,138
                                            -----------
    TOTAL MALAYSIA COMMON
      STOCKS.................                     7,045
                                            -----------
NETHERLANDS COMMON STOCKS - 7.02%
ABN AMRO Holdings NV.........     58,900          4,048
Aegon NV.....................     40,000          2,834
Akzo Nobel NV................     55,030          7,090
Fortis Amev NV...............     76,054          2,869
Hollandsche Beton Groep NV...     15,804          3,432
Internationale Nederlanden
  Groep NV...................    242,845          9,536
Koninklijke Bijenkorf Beheer
  NV.........................     17,400          1,148

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Phillips Electronics.........    114,900    $     5,998
Royal PTT Nederland NV.......     76,480          2,717
Unilever NV..................     10,000          1,945
                                            -----------
    TOTAL NETHERLANDS COMMON
      STOCKS.................                    41,617
                                            -----------
                                     Par
                                  Amount
                               ---------
NEW ZEALAND - 1.00%
FOREIGN BONDS - 0.01%
Brierley Investments, Limited
  Subordinated Convertible,
  9.00%, Due 6/30/1998.......  $      63             53
                                            -----------
    TOTAL NEW ZEALAND FOREIGN
      BONDS..................                        53
                                            -----------
                                  Shares
                               ---------
COMMON STOCKS - 0.99%
Brierley Investments,
  Limited....................  1,400,000          1,233
Fisher & Paykel, Limited.....    210,000            754
Fletcher Challenge Paper.....    382,500            849
Fletcher Challenge
  Building...................    775,250          2,177
Lion Nathan, Limited.........    355,000            854
                                            -----------
    TOTAL NEW ZEALAND COMMON
      STOCKS.................                     5,867
                                            -----------
    TOTAL NEW ZEALAND........                     5,920
                                            -----------
NORWAY COMMON STOCKS - 2.14%
Den Norsk Bank, Series A.....    462,200          1,668
Kvaerner Industries AS.......     49,789          2,475
Norsk Hydro AS...............     40,000          1,949
Nycomed AS, Series B.........    278,500          4,009
Saga Petroleum, Series B
  Free.......................    100,000          1,615
Unitor AS....................     80,000            977
                                            -----------
    TOTAL NORWAY COMMON
      STOCKS.................                    12,693
                                            -----------
SINGAPORE COMMON STOCKS - 0.78%
Hong Kong Land...............    869,149          1,808
Inchcape Berhad..............    275,000            960
Sembawang Corporation........    258,000          1,115
Singapore Finance, Limited...     27,000             40
Van Der Horst................    240,000            690
                                            -----------
    TOTAL SINGAPORE COMMON
      STOCKS.................                     4,613
                                            -----------
SPAIN COMMON STOCKS - 3.76%
Banco Espana Credito SA......      7,000             62
Banco Popular Espanol........      7,000          1,486
Banco Santander SA...........     40,860          3,077
Iberdrola SA.................    329,957          3,727
Repsol SA (BR)...............    120,100          5,040
Telefonica de Espana.........    308,600          7,912

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Uralita (non-income
  producing).................    119,250    $       992
                                            -----------
    TOTAL SPAIN COMMON
      STOCKS.................                    22,296
                                            -----------
SWEDEN COMMON STOCKS - 3.20%
Assidoman AB.................     48,000          1,202
Astra AB, "B" Free...........     20,700            822
Electrolux AB, "B"...........     44,100          2,529
Esselte AB, Class "A"........      2,000             43
Esselte AB, Class "B"........     17,000            388
Fastighets AB Tornet.........      1,970             21
Marieberg Tidnings...........     77,267          1,802
Nordbanken AS................     29,900            918
Pharmacia & Upjohn,
  Incorporated...............     24,400            703
Skandia Forsakrings AB.......     23,100            668
SKF AB, "B" Free.............     97,300          2,108
Sparbanken Sverige AB, "A"...     91,700          1,636
Stora Kopparsbergs Bergslags,
  "A"........................     42,100            582
Stora Kopparsbergs Bergslags,
  "B"........................     25,800            354
Svedala Industries, "A"
  Free.......................     90,000          1,652
Svenska Cellulosa, "B"
  Free.......................     53,900          1,154
Svenska Handelsbanken, "A"...      3,200             88
Volvo AB.....................     90,000          2,266
                                            -----------
    TOTAL SWEDEN COMMON
      STOCKS.................                    18,936
                                            -----------
SWITZERLAND COMMON STOCKS - 6.50%
ABB AG.......................      1,100          1,333
Ciba Specialty Chemicals
  AG.........................      2,453            211
Forbo Holding AG.............      3,280          1,322
Holderbank Financial
  Glarus-B...................      2,030          1,580
Nestle SA....................      7,065          8,583
Novartis AG..................      5,332          7,028
Schindler Holding AG.........      1,110          1,345
SGS Holding SA (Reg).........      4,200          1,633
SGS Holding SA (BR)..........        240            497
SIG AG.......................      1,540          4,228
Sulzer AG (Reg)..............      1,800          1,240
Sulzer AG (Part Cert)........      4,907          3,377
Swiss Reinsurance Company....      4,316          4,997
Zurich Versicherungs.........      3,400          1,117
                                            -----------
    TOTAL SWITZERLAND COMMON
      STOCKS.................                    38,491
                                            -----------
UNITED KINGDOM COMMON STOCKS - 17.11%
Albert Fisher Group, PLC.....    262,500            168
Allied Domecq, PLC...........    516,910          3,661
Associated British Foods
  Group, PLC.................     42,400            367

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Bank of Scotland.............    166,700    $     1,001
Barclays, PLC................     27,900            520
Barratt Developments, PLC....    350,000          1,474
BAT Industries, PLC..........    672,800          5,688
BG, PLC......................  1,150,000          3,340
British Telecommunications...    503,500          3,697
BTR, PLC.....................  1,315,600          5,390
Burmah Castrol, PLC..........    124,800          2,050
Burton Group, PLC............    335,000            829
Chubb Security...............    167,200          1,215
Coats Viyella, PLC...........  1,573,000          3,357
Commercial Union, PLC........    172,500          1,910
Cortaulds, PLC...............    285,000          1,538
Energy Group, PLC............    124,000            981
English China Claylord
  Group......................    139,544            464
Grand Metropolitan, PLC......    500,800          4,193
Hanson, PLC..................    468,500          2,269
Harrisons & Crosfield, PLC...  1,391,800          2,766
Hillsdown Holdings, PLC......  1,013,100          2,984
Hyder, PLC...................    238,000          3,315
Imperial Chemical Industries,
  PLC........................     27,000            307
Imperial Tobacco Group.......    195,100          1,282
Kwik Save Group, PLC.........    198,900            976
Lex Service..................    350,000          2,002
London Pacific Group, PLC....    130,000            451
National Grid Group, PLC.....    203,053            736
National Power, PLC..........     50,000            433
National Westminster Bank,
  PLC........................    326,400          3,866
Northern Foods, PLC..........    500,000          1,700
Peninsular & Orient Steam
  Company....................    162,350          1,582
PowerGen, PLC................    351,790          3,693
Racal Electronics, PLC.......    203,300            787
Reckitt & Coleman, PLC.......    355,527          4,831
Redland, PLC.................    877,900          4,986
Rolls Royce, PLC.............    201,400            792
Royal & Sun Alliance
  Insurance Group............    263,200          2,086
Safeway, PLC.................    309,677          1,711
Salvesen (Christian), PLC....    449,977          1,898
Scottish Hydro-Electric,
  PLC........................     78,750            503
Shell Transportation &
  Trading, PLC...............     45,000            796
Southern Electric, PLC.......    109,846            780
Storehouse...................    109,900            390
Tate & Lyle, PLC.............    276,600          2,062
Tesco, PLC...................    343,819          1,992
Thames Water Group, PLC......    189,800          2,086
Unilever, PLC................    127,300          3,351

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)

WPP Group, PLC...............    300,000    $     1,229
Wace Group, PLC..............    719,700            882
                                            -----------
    TOTAL UNITED KINGDOM
      COMMON STOCKS..........                   101,367
                                            -----------
UNITED STATES - 11.65%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 2.31%
Cho Hung Bank GDR............    405,800          2,201
Dairy Farm International.....    908,000            672
G P Batteries International,
  Limited....................    137,000            404
G P Batteries Warrants
  Expiration 11/15/2000......     34,250             34
Jardine Matheson Holdings,
  Limited....................    797,000          4,384
Jardine Strategic............  1,325,000          4,505
Jardine Strategic Holdings
  Warrants...................     66,250             24
Telmex ADR...................     35,000          1,444
                                            -----------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS................                    13,668
                                            -----------


                                  Par
                                Amount         Value
                               ---------    -----------
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
A) - 6.64%
Federal Farm Credit Banks,
  Discount Note, 5.33%, Due
  5/19/1997..................  $   3,485          3,475
Federal Home Loan Mortgage
  Corporation, Discount Note,
  5.36%, Due 5/13/1997.......      4,855          4,846

                                  Par
                                Amount         Value
                               ---------    -----------
  Discount Note, 5.41%, Due
  5/14/1997..................  $   3,005    $     2,999
  Discount Note, 5.40%, Due
  5/15/1997..................      5,800          5,787
Federal National Mortgage
  Association, Discount Note,
  5.40%, Due 5/2/1997........      5,780          5,778
Student Loan Mortgage
  Association, Discount Note,
  5.40%, Due 5/7/1997........      5,800          5,794
U.S. Treasury Bill,
  5.13%, Due 5/8/1997........        329            329
  4.97%, Due 5/15/1997.......      9,185          9,166
  4.71%, Due 6/5/1997........      1,203          1,197
                                            -----------
    TOTAL UNITED STATES
      GOVERNMENT AND AGENCY
      OBLIGATIONS............                    39,371
                                            -----------
SHORT-TERM INVESTMENTS (NOTE B) - 2.70%
Bank of New York, TD,
  5.4375%, Due 5/2/1997......      9,000          9,000
Nestle Capital Corporation,
  CP, 5.525%, Due 5/2/1997...      7,000          6,997
                                            -----------
    TOTAL SHORT-TERM
      INVESTMENTS............                    15,997
                                            -----------
  TOTAL UNITED STATES........                    69,036
                                            -----------
TOTAL INVESTMENTS -
  97.25% (COST $492,869).....                   576,207
                                            -----------
OTHER ASSETS, NET OF
  LIABILITIES - 2.75%........                    16,293
                                            -----------
TOTAL NET ASSETS - 100%......               $   592,500
                                            ===========

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

Based on the cost of investments of $493,013 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation was $102,432, the aggregate gross unrealized depreciation was $19,238, and the net unrealized appreciation of investments was $83,194.
(A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.
(B) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
CP - Commercial paper (United States)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands)
OY - Company (Finland)
PLC - Public Limited Corporation (UK)
SA - Company (France, Mexico, Spain, Switzerland)
SPA - Company (Italy)
TD - Time Deposit (United States)

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
INDUSTRY DIVERSIFICATION
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                              Percent of
                                                              Net Assets
                                                              ----------
Basic Industry..............................................     29.05%
Capital Goods...............................................      9.66%
Consumer Goods & Services...................................     21.25%
Energy......................................................      4.60%
Financing, Insurance & Real Estate..........................     18.23%
Transportation..............................................      1.25%
Utilities...................................................      3.87%
Short Term Investments......................................      9.34%
          Other Assets/Liabilities..........................      2.75%
                                                                ------
          NET ASSETS........................................    100.00%
                                                                ======

                             See accompanying notes

AMR INVESTMENT SERVICES LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                 ----------    --------
                                 (dollars in thousands)
CERTIFICATES OF DEPOSIT - 4.09%
Advanta National Bank, CD,
  6.43%, Dated 4/30/1996, Due
  4/30/1998....................  $    9,000    $  8,959
                                               --------
    TOTAL CERTIFICATES OF
      DEPOSIT..................                   8,959
                                               --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 45.25%
Federal Home Loan Bank, 6.25%,
  Due 6/26/1998, Callable
  6/26/1997....................       5,500       5,504
Federal Home Loan Mortgage
  Corporation, M H-1 A REMIC,
  10.15%, Due 4/15/2006........         135         135
Federal National Mortgage
  Association, Series 1997-20
  F, 5.99761%, Due 3/25/2027...      19,725      19,666
Government National Mortgage
  Association,
  Pool #780426, 9.50%,
  Due 11/15/2017...............      24,218      26,274
  Pool #780285, 9.50%,
  Due 12/15/2017...............      22,100      23,976
  Pool #780173, 9.50%,
  Due 12/15/2019...............      11,040      11,954
  Pool #780010, 9.50%,
  Due 3/15/2023................      10,841      11,702
                                               --------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.......                  99,211
                                               --------
CORPORATE OBLIGATIONS - 16.71%
BANK FUNDING - 5.76%
Bank of America, 12.50%, Due
  4/1/2001.....................       5,000       5,917
Southtrust Bank of Alabama,
  5.58%, Due 2/6/2006, Puttable
  2/6/2001.....................       7,000       6,698
                                               --------
    TOTAL BANK FUNDING.........                  12,615
                                               --------
FOREIGN BONDS - 10.95%
Allied Irish Banks, Euro
  Subordinated Bank Note,
  Variable Rate, 5.93750%, Due
  9/7/2006.....................       9,000       9,014
Argentaria, Euro Subordinated
  Bank Note, Variable Rate,
  5.95703%, Due 9/28/2007......      10,000       9,992

                                    Par
                                   Amount       Value
                                 ----------    --------
                                 (dollars in thousands)
Merita Bank, Euro Subordinated
  Bank Note, Variable Rate,
  5.90%, Due 5/30/2003.........  $    5,000    $  5,004
                                               --------
    TOTAL FOREIGN BONDS........                  24,010
                                               --------
    TOTAL CORPORATE
      OBLIGATIONS..............                  36,625
                                               --------
ASSET-BACKED SECURITIES - 10.45%
Citibank Credit Card Master
  Trust, Series 1997 3-B,
  6.989%, Due 2/10/2004........      10,000       9,954
Corestates 1996-1, 6.75%, Due
  2/15/2005....................       8,000       8,028
Saxon Asset Securities Trust,
  Series 1996-2A2, 6.475%, Due
  11/25/2020...................       5,000       4,938
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES...............                  22,920
                                               --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 20.20%
Citicorp Mortgage Securities,
  1993-3A4, 6.55%, Due
  1/25/2008....................      10,300       9,987
Collateralized Mortgage
  Obligation Trust, 56 A,
  9.00%, Due 5/1/2014..........         152         156
Prudential Home Mortgage
  Securities, 1993-20 A6,
  6.50%, Due 6/25/2008.........       8,502       8,327
Residential Funding Securities
  Corporation, 1995-1 KS1,
  6.3375%, Due 6/25/2025.......       3,005       3,024
Resolution Funding Mortgage
  Securities, 1992-S36 A3,
  6.40%, Due 11/25/2007........       6,077       5,915
Resolution Trust Corporation,
  1992-MH3 B1, 7.25%, Due
  12/15/2011...................       6,379       6,387
  1992-7 A3, 7.91842%, Due
  3/25/2022....................       2,559       2,518
  1992-6 A3, 7.71968%, Due
  1/25/2026....................       2,511       2,535
  1992-1 A1, 6.4398%, Due
  5/25/2028....................       2,577       2,600
  1992-4 A2, 7.01227%, Due
  7/25/2028....................       2,792       2,834
                                               --------
    TOTAL NON-AGENCY MORTGAGE
      BACKED OBLIGATIONS.......                  44,283
                                               --------

                             See accompanying notes

AMR INVESTMENT SERVICES LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                 ----------    --------
                                 (dollars in thousands)

SHORT-TERM INVESTMENTS
(NOTE A) - 2.71%
Merrill Lynch Tri-Party
  Government Repurchase
  Agreement, 5.40%, Due
  5/1/1997 (Collateral held at
  The Chase Manhattan Bank,
  N.A. by FICO Strip Coupons,
  Due 5/30/2000 to 11/2/2008,
  RFCO Strip Coupons, Due
  4/15/2021, $3,284 FHLMC, 0%,
  Due 11/29/2019 - Market
  Value: $6,065)...............  $    5,945    $  5,945
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS..............                   5,945
                                               --------
TOTAL INVESTMENTS - 99.41%
  (COST $218,600)..............                 217,943
                                               --------
OTHER ASSETS, NET OF
  LIABILITIES - 0.59%..........                   1,290
                                               --------
TOTAL NET ASSETS - 100%........                $219,233
                                               ========

---------------

Based on the cost of investments of $218,600 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation was $197, the unrealized depreciation was $854, and the net unrealized depreciation of investments was $657.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

CD - Certificate of Deposit
REMIC - Real Estate Mortgage Investment Conduit
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                               ----------    ----------
                                (dollars in thousands)
EURODOLLAR TIME DEPOSITS (NOTE A) - 7.63%
Banque Paribas, 5.75%, Due
  5/1/1997...................  $   65,000    $   65,000
Skandinaviska Enskilda
  Banken, 5.75%, Due
  5/1/1997...................      63,121        63,121
                                             ----------
    TOTAL EURODOLLAR TIME
      DEPOSITS...............                   128,121
                                             ----------
CERTIFICATES OF DEPOSIT (NOTE A) - 30.66%
FOREIGN BANKS - 26.79%
Banca CRT S.p.A., New York,
  Variable Rate, 5.47656%,
  Due 2/20/1998..............      15,000        14,999
  5.81641%, Due 4/9/1998.....      80,000        80,000
Industrial Bank of Japan,
  Limited, New York, Variable
  Rate, 5.5725%, Due
  8/5/1997...................      80,000        80,000
  5.49438%, Due 8/27/1997....      25,000        25,000
Instituto Bancario San Paolo
  S.p.A., Variable Rate,
  5.62250%, Due 5/22/1998....      80,000        80,000
Norinchukin Bank, 5.76%, Due
  6/2/1997...................      80,000        80,000
Postipankki, Limited, New
  York, Variable Rate Demand,
  5.69828%, Due 9/26/1997
  (Note C)...................      90,000        90,000
                                             ----------
    TOTAL FOREIGN BANKS......                   449,999
                                             ----------
DOMESTIC BANKS - 3.87%
Banco Popular de Puerto Rico,
  Variable Rate, 5.81641%,
  Due 4/9/1998 (Note B)......      40,000        40,000
Corestates Bank N.A.,
  Variable Rate, 5.75250%,
  Due 4/3/1998...............      25,000        25,000
                                             ----------
    TOTAL DOMESTIC BANKS.....                    65,000
                                             ----------
    TOTAL CERTIFICATES OF
      DEPOSIT................                   514,999
                                             ----------
PROMISSORY NOTES (NOTES A AND C) - 14.88%
General American Life
  Insurance Company,
  5.77001%, Due 11/21/1997...      80,000        80,000

                                  Par
                                 Amount        Value
                               ----------    ----------
                                (dollars in thousands)
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.81984%, Due 10/24/1997...  $   80,000    $   80,000
Jackson National Life
  Insurance Company, Variable
  Rate Demand, 5.55906%, Due
  9/2/1997...................      90,000        90,000
                                             ----------
    TOTAL PROMISSORY NOTES...                   250,000
                                             ----------
COMMERCIAL PAPER (NOTE A) - 5.36%
Bankers Trust New York
  Corporation, Variable Rate,
  5.52250%, Due 11/3/1997....      90,000        90,000
                                             ----------
    TOTAL COMMERCIAL PAPER...                    90,000
                                             ----------
VARIABLE RATE MEDIUM-TERM NOTES
  (NOTE A) - 40.96%
American Honda Finance
  Corporation, 144A, 5.8225%,
  Due 4/6/1998...............      25,000        24,996
  5.8225%, Due 4/8/1998......      50,000        49,986
Bear Stearns Companies,
  Incorporated, 5.45781%, Due
  2/13/1998..................      70,000        70,000
Caterpillar Financial
  Services Corporation,
  5.76250%, Due 4/13/1998....      42,000        42,000
General Motors Acceptance
  Corporation, Demand,
  5.47266%, Due 2/23/1998
  (Note D)...................      70,000        70,000
  Demand, 5.79594%, Due
  10/22/1998 (Note D)........      25,000        25,000
Lehman Brothers Holdings,
  Incorporated, 5.64062%, Due
  12/5/1997 (Note C).........     100,000       100,000
Merrill Lynch & Company,
  Incorporated, 5.46906%, Due
  3/3/1998...................      38,000        37,994
Salomon Incorporated,
  6.05156%, Due 10/31/1997...      95,000        95,000

                             See accompanying notes

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                               ----------    ----------
                                (dollars in thousands)

Sanwa Business Credit
  Corporation, 144A,
  5.53906%, Due 10/6/1997....  $   22,000    $   22,000
  5.81641%, Due 1/12/1998....      38,000        38,000
  5.46266%, Due 2/24/1998....      33,000        33,000
Sears Roebuck Acceptance
  Corporation, 5.69828%, Due
  10/2/1997..................      80,000        80,000
                                             ----------
    TOTAL VARIABLE RATE
      MEDIUM-TERM NOTES......                   687,976
                                             ----------
TOTAL INVESTMENTS - 99.49%
  (COST $1,671,096)..........                 1,671,096
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.51%........                     8,645
                                             ----------
TOTAL NET ASSETS - 100%......                $1,679,741
                                             ==========

---------------

Based on the cost of investments of $1,671,096 for federal income tax purposes at April 30, 1997, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to a same day credit quality put back to issuer.

(C) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(D) Obligation is subject to an unconditional put back to the issuer with thirty calendar days notice.

ABBREVIATION:

L.P. - Limited Partnership

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
COMMERCIAL PAPER (NOTE A) - 1.76%
City of Burlington, Kansas
  Customized Purchase Pollution
  Control Refunding and
  Improvement Revenue Bonds,
  Series 1985B, 3.35%,
  Due 6/3/97, matures 9/1/2015,
  LOC Societe Generale.........   $ 1,600     $    1,600
                                              ----------
    TOTAL COMMERCIAL PAPER.....                    1,600
                                              ----------
MUNICIPAL BONDS (NOTE A) - 92.58%
ALASKA - 3.75%
Alaska Industrial Development &
  Export Authority Refunding
  Revenue Bonds (American
  President Lines), Series
  1991, 4.30%, Due 11/1/2009,
  LOC Industrial Bank Japan,
  Limited, VRDO................     3,405          3,405
                                              ----------
    TOTAL ALASKA...............                    3,405
                                              ----------
ARIZONA - 2.64%
  Apache County Arizona
  Industrial Development
  Authority Pollution Control
  Revenue (Tucson Electric
  Power Company), Series 1981B,
  4.65%, Due 10/1/2021, LOC
  Bank of Tokyo-Mitsubishi,
  Limited, VRDO................     2,400          2,400
                                              ----------
    TOTAL ARIZONA..............                    2,400
                                              ----------
ARKANSAS - 2.42%
Independence County Arkansas
  Industrial Development
  Revenue Bonds (Townsends
  Arkansas, Incorporated
  Project), Series 1996, 4.60%,
  Due 11/1/2016, LOC Rabobank
  Nederland, VRDO..............     1,000          1,000
Little River County, Arkansas
  Solid Waste Disposal Revenue
  Bonds (Georgia-Pacific
  Corporation Project), Series
  1991, 4.80%, Due 11/1/2026,
  LOC Sumitomo Bank, Limited,
  VRDO.........................     1,200          1,200
                                              ----------
    TOTAL ARKANSAS.............                    2,200
                                              ----------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
CALIFORNIA - 7.92%
California Pollution Control
  Financing Authority Solid
  Waste Disposal Revenue
  Bonds(Taormina Industries,
  Incorporated Project), Series
  1994B, 4.55%, Due 8/1/2014,
  LOC Sanwa Bank, Limited,
  VRDO.........................   $ 1,000     $    1,000
California Statewide Community
  Development Authority
  Industrial Development
  Revenue Bonds (Nichirin-Flex
  U.S.A., Incorporated
  Project), Series 1989, 4.55%,
  Due 10/1/2004, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...     2,500          2,500
County of Sacramento,
  California Revenue Bonds,
  Series 1985A, 4.75%, Due
  4/15/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...       200            200
County of Sacramento,
  California Revenue Bonds,
  Series 1985B, 4.75%, Due
  4/15/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...       100            100
Los Angeles County Industrial
  Development Authority (Gary
  A. Bandy), 4.75%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...       345            345
Los Angeles County Industrial
  Development Authority
  (Bicara, Limited Project),
  Series 1987A-II, 4.75%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...       550            550
Los Angeles Multifamily Housing
  Revenue Bonds (Channel
  Gateway Apartments Project),
  Series 1989B, 4.10%, Due
  8/1/2019, LOC Fuji Bank,
  Limited, Los Angeles, VRDO...     2,500          2,500
                                              ----------
    TOTAL CALIFORNIA...........                    7,195
                                              ----------
COLORADO - 1.98%
Adams County, Colorado
  Industrial Development
  Revenue Bonds (City View Park
  Project), Series 1985, 4.05%,
  Due 12/1/2015, LOC Barclays
  Bank, PLC, VRDO..............     1,800          1,800
                                              ----------
    TOTAL COLORADO.............                    1,800
                                              ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
CONNECTICUT - 2.31%
Connecticut Development
  Authority Solid Waste
  Disposal Facility Revenue
  Bonds (Exeter Energy
  Project), Series 1989C,
  4.60%, Due 12/1/2019, LOC
  Sanwa Bank, Limited, VRDO....  $ 1,400    $    1,400
Connecticut Development
  Authority Solid Waste
  Disposal Facility Revenue
  Bonds (Exeter Energy
  Project), Series 1989A,
  4.60%, Due 12/1/2019, LOC
  Sanwa Bank, Limited, VRDO....      700           700
                                            ----------
    TOTAL CONNECTICUT..........                  2,100
                                            ----------
FLORIDA - 2.97%
Broward County, Florida Housing
  Finance Authority Multifamily
  Housing Revenue
  Bonds(Parkview Partnership
  Limited), 4.75%, Due
  12/1/2010, LOC Fuji Bank,
  Limited, VRDO................    1,000         1,000
Dade County, Florida Capital
  Asset Acquisition Special
  Obligation Bonds, Series
  1990, 4.30%, Due 10/1/2010,
  LOC Sanwa Bank, Limited,
  VRDO.........................    1,700         1,700
                                            ----------
    TOTAL FLORIDA..............                  2,700
                                            ----------
GEORGIA - 5.06%
Industrial Development
  Authority of Cartersville
  (Sekisui Jushi America,
  Incorporated Project), Series
  1992, 4.40%, Due 6/1/2012,
  LOC Sanwa Bank, Limited,
  VRDO.........................    1,100         1,100
Thomaston-Upson County
  Industrial Development
  Revenue Authority (Yamaha
  Music Manufacturing,
  Incorporated Project), Series
  1988, 4.40%, Due 8/1/2018,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................    3,500         3,500
                                            ----------
    TOTAL GEORGIA..............                  4,600
                                            ----------
HAWAII - 2.20%
Department of Budget and
  Finance of the State of
  Hawaii, Special Purpose
  Revenue Bonds (G.N. Wilcox
  Memorial Hospital Project),
  Series 1988, 4.65%, Due
  7/1/2018, LOC Fuju Bank,
  Limited, VRDO................    2,000         2,000
                                            ----------
    TOTAL HAWAII...............                  2,000
                                            ----------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
ILLINOIS - 2.85%
Illinois Development Finance
  Authority (Illinois Power
  Project), Series 1987D,
  4.90%, Due 3/1/2017, LOC Bank
  of Tokyo-Mitsubishi, Limited,
  VRDO.........................   $   900     $      900
Illinois Housing Development
  Authority Multifamily
  Mortgage - Revenue Bonds
  (Hyde Park Project), Series
  1989, 4.95%, Due 2/1/2024,
  LOC Sumitomo Bank, Limited,
  VRDO.........................     1,260          1,260
Oswego, Illinois Industrial
  Development Revenue Bonds
  (Griffith Laboratories World
  Wide, Incorporated Project),
  Series 1995, 4.55%, Due
  7/1/2025, LOC ABN AMRO Bank,
  N.V., VRDO...................       430            430
                                              ----------
    TOTAL ILLINOIS.............                    2,590
                                              ----------
INDIANA - 3.58%
Fort Wayne Industrial Economic
  Development Revenue Bonds
  (ND-Tech Corporation
  Project), Series 1989, 4.55%,
  Due 7/1/2009, LOC Societe
  Generale, VRDO...............     1,000          1,000
Princeton Industrial
  Development Revenue Bonds
  (Orion Electric America,
  Incorporated Project), Series
  1987, 4.70%, Due 4/30/2017,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................       455            455
Seymour Economic Development
  Revenue Bonds (Kobelco Metal
  Powder of America,
  Incorporated Project), Series
  1987, 4.40%, Due 12/15/1997,
  LOC Industrial Bank of Japan,
  Limited,
  VRDO.........................       600            600
Shelbyville, Indiana Economic
  Development Revenue Bonds
  (Nippisun Indiana Corporation
  Project), Series 1991, 5.15%,
  Due 9/1/2006, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................     1,200          1,200
                                              ----------
    TOTAL INDIANA..............                    3,255
                                              ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
IOWA - 0.74%
Dubuque, Iowa Industrial
  Development Revenue Bonds
  (Swiss Valley Farms Company
  Project), Series 1987, 4.10%,
  Due 12/1/2001, LOC Rabobank
  Nederland, VRDO..............  $   670    $      670
                                            ----------
    TOTAL IOWA.................                    670
                                            ----------
KENTUCKY - 2.75%
Bowling Green Industrial
  Building Revenue Bonds (TWN
  Fastener, Incorporated
  Project), Series 1988, 4.40%,
  Due 3/1/2008, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................      900           900
Hopkinsville Industrial
  Development Revenue Bonds
  (American Precision
  Machinery, Incorporated
  Project), Series 1990, 4.15%,
  Due 5/1/2000, LOC Bank of
  Tokyo-Mitsubishi, Limited,
  VRDO.........................    1,400         1,400
Hopkinsville, Kentucky
  Industrial Building Revenue
  Refunding Bonds (Co Par,
  Incorporated Project), Series
  1994A, 4.95%, Due 4/1/2004,
  LOC Dai-Ichi Kangyo Bank,
  Limited, VRDO................      100           100
Shelbyville, Kentucky
  Industrial Building Revenue
  Bonds (Ichikoh Manufacturing,
  Incorporated Project), Series
  1987, 4.40%, Due 10/1/1997,
  LOC Industrial Bank of Japan,
  Limited, VRDO................      100           100
                                            ----------
    TOTAL KENTUCKY.............                  2,500
                                            ----------
LOUISIANA - 6.70%
Jefferson Parish Louisiana
  Hospital District #1 (West
  Jefferson Medical Center
  Project), Series 1986, 4.10%,
  Due 1/1/2026, LOC Rabobank
  Nederland, VRDO..............    1,185         1,185
Louisiana Public Facilities
  Authority Hospital Equipment
  Revenue (CP Program), Series
  1985, 4.00%, Due 12/1/2000,
  LOC MBIA, VRDO...............      600           600
Louisiana Housing Finance
  Agency Multifamily Revenue
  Refunding Bonds (New
  Orleanian Project), Series
  1988, 4.90%, Due 12/1/2025,
  LOC Sumitomo Bank, Limited,
  VRDO.........................      870           870

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Louisiana Public Facilities
  Authority Capital Facilities
  Revenue Bonds, Series 1985A,
  4.30%, Due 12/1/2005, LOC
  Sumitomo Bank, Limited,
  VRDO.........................   $ 1,210     $    1,210
Louisiana State General
  Obligation Refunding Bonds,
  Series 1987A, 6.60%, Due
  8/1/1997, LOC MBIA...........     2,200          2,216
                                              ----------
    TOTAL LOUISIANA............                    6,081
                                              ----------
MISSOURI - 1.54%
Missouri Higher Education Loan
  Authority Revenue Bonds,
  Series 1988A, 4.60%, Due
  6/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................     1,400          1,400
                                              ----------
    TOTAL MISSOURI.............                    1,400
                                              ----------
MONTANA - 0.66%
Forsythe, Montana Pollution
  Control Revenue Bonds
  (Portland General Electric
  Company Colstrip Project),
  Series 1983C, 4.50%, Due
  6/1/2013, LOC Banque National
  de Paris, VRDO...............       600            600
                                              ----------
    TOTAL MONTANA..............                      600
                                              ----------
NEBRASKA - 0.99%
Lancaster County, Nebraska
  Industrial Revenue Bonds
  (Sun-Husker Foods,
  Incorporated Project), Series
  1989, 4.40%, Due 8/15/2009,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................       900            900
                                              ----------
    TOTAL NEBRASKA.............                      900
                                              ----------
NEVADA - 4.08%
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project), Series
  1995A, 4.15%, Due 10/1/2030,
  LOC Barclays Bank, PLC,
  VRDO.........................       700            700

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project), Series
  1995C, 4.05%, Due 10/1/2030,
  LOC Barclays Bank, PLC,
  VRDO.........................  $ 3,000    $    3,000
                                            ----------
    TOTAL NEVADA...............                  3,700
                                            ----------
NEW JERSEY - 5.98%
Mercer County, New Jersey
  Improvement Authority
  Refunding Revenue Solid Waste
  Bonds, Series 1992 A, 6.70%,
  Due 4/1/2013.................    2,500         2,503
New Jersey Health Care
  Facilities Financing
  Authority Revenue
  Bonds(Carrier Foundation
  Project), Series 1985C,
  4.40%, Due 7/1/2005, LOC Bond
  Insurance Financial Guaranty
  Insurance Corporation,
  VRDO.........................    2,930         2,930
                                            ----------
    TOTAL NEW JERSEY...........                  5,433
                                            ----------
NEW YORK - 5.07%
New York, New York General
  Obligation Bonds, Series
  1993B-2, 4.25%, Due
  8/15/2019, LOC Morgan
  Guaranty Trust, VRDO.........    1,100         1,100
New York, New York General
  Obligation Bonds, Series
  1994B-4, 4.25%, Due
  8/15/2023, LOC Union Bank of
  Switzerland, VRDO............    1,000         1,000
New York State Local Government
  Assistance Corporation,
  Series 1995 B, 4.40%, Due
  4/1/2025, LOC Bank of Nova
  Scotia, VRDO.................    2,500         2,500
                                            ----------
    TOTAL NEW YORK.............                  4,600
                                            ----------
OHIO - 1.65%
Saint Mary's, Ohio Industrial
  Development Revenue Bonds
  (Setex, Incorporated
  Project), Series 1988, 4.40%,
  Due 12/1/2001, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................    1,500         1,500
                                            ----------
    TOTAL OHIO.................                  1,500
                                            ----------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
PENNSYLVANIA - 6.74%
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project), Series 1989 V-1,
  4.60%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........   $ 1,000     $    1,000
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project), Series 1989 V-2,
  4.60%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........       900            900
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds (Cambria Cogen Company
  Project), Series 1991 V-1,
  4.60%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........     2,150          2,150
Gettysburg Area Industrial
  Development Authority
  Industrial Development
  Refunding Bonds (Dal-Tile
  Corporation), Series 1987B,
  4.15%, Due 3/1/2004, LOC
  Credit Suisse, VRDO..........     1,470          1,470
Northumberland County
  Industrial Development
  Authority Resource Recovery
  Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated
  Project), Series 1987A,
  4.10%, Due 2/1/2010, LOC
  Union Bank of Switzerland,
  VRDO.........................       600            600
                                              ----------
    TOTAL PENNSYLVANIA.........                    6,120
                                              ----------
TENNESSEE - 0.88%
Blount County Industrial
  Development Revenue Bonds
  (Advanced Crystal Technology,
  Incorporated Project), Series
  1988, 4.40%, Due 8/1/2008,
  LOC Industrial Bank of Japan,
  Limited, VRDO................       500            500

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Covington, Tennessee Industrial
  Development Board Industrial
  Development Revenue Bonds
  (Charms Company Project),
  Series 1992, 4.50%, Due
  6/1/2027, LOC Societe
  Generale, VRDO...............  $   300    $      300
                                            ----------
    TOTAL TENNESSEE............                    800
                                            ----------
TEXAS - 2.86%
Harris County, Texas Industrial
  Development Revenue Bonds
  (Zeon Chemicals Project),
  Series 1989, 4.40%, Due
  2/1/2009, LOC Industrial Bank
  of Japan, Limited, VRDO......      600           600
Harris County, Texas Industrial
  Development Revenue Bonds
  (Chusei "USA" Project),
  Series 1991C, 4.95%, Due
  8/1/2001, LOC Bank of Tokyo-
  Mitsubishi, Limited, VRDO....      100           100
Montgomery County, Texas
  Industrial Development
  Revenue Bonds(Dal-Tile
  Corporation Project), Series
  1986B, 4.15%, Due 12/1/2003,
  LOC Credit Suisse, VRDO......      300           300
Texas Higher Education
  Authority Inc., Educational
  Facility Revenue Bonds,
  Series 1985B, 4.00%, Due
  12/1/2025, LOC FGIC, VRDO....    1,595         1,595
                                            ----------
    TOTAL TEXAS................                  2,595
                                            ----------
UTAH - 3.63%
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds(Branbury Park Project),
  Series 1987A, 4.80%, Due
  12/1/2010, LOC Dai-Ichi
  Kangyo Bank, Limited VRDO....    2,000         2,000
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds (Branbury Park
  Project), Series 1987B,
  4.90%, Due 12/1/2010, LOC
  Dai-Ichi Kangyo, Bank,
  Limited, VRDO................      300           300

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
Utah State Board of Regents
  Student Loan Revenue
  Bonds(Bond Insurance-AMBAC
  Indemnity Corporation),
  Series 1988C, 4.60%, Due
  11/1/2013, LOC Dresdner Bank
  A.G., VRDO...................   $ 1,000     $    1,000
                                              ----------
    TOTAL UTAH.................                    3,300
                                              ----------
VIRGINIA - 0.22%
Virginia Housing Development
  Authority (AHC Service
  Corporation), Series 1987A,
  4.50%, Due 9/1/2017, LOC Bank
  of Tokyo-Mitsubishi, Limited,
  VRDO.........................       200            200
                                              ----------
    TOTAL VIRGINIA.............                      200
                                              ----------
WASHINGTON - 9.18%
Pierce County, Washington
  Economic Development
  Corporation Dock & Warf
  Facilities Revenue Bonds (SCS
  Industries Project), Series
  1995, 4.60%, Due 7/1/2030,
  LOC Bank of Nova Scotia,
  VRDO.........................     3,585          3,585
Port Angeles Industrial
  Development Corporation
  (Daishowa America Project),
  Series 1992, 4.40%, Due
  8/1/2007, LOC Industrial Bank
  of Japan, Limited, VRDO......       200            200
Port Angeles Industrial
  Development Corporation
  Revenue Bonds, Series 1992B,
  4.40%, Due 12/1/2007, LOC
  Industrial Bank Of Japan,
  Limited, VRDO................       300            300
Port Everett Revenue Bonds,
  Series 1986, 4.40%, Due
  12/1/2006, LOC Sumitomo Bank,
  Limited, VRDO................     1,150          1,150
Washington Student Loan Finance
  Association Revenue Bonds,
  Series 1987A, 4.70%, Due
  12/1/2002, LOC Sanwa Bank,
  Limited, VRDO................     2,100          2,100
Washington Student Loan Finance
  Association Revenue Bonds,
  Series 1987B, 4.70%, Due
  12/1/2002, LOC Sanwa Bank,
  Limited, VRDO................     1,000          1,000
                                              ----------
    TOTAL WASHINGTON...........                    8,335
                                              ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
WEST VIRGINIA - 1.23%
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project), Series 1990B,
  4.60%, Due 10/1/2017, LOC
  National Westminster Bank,
  PLC,
  VRDO.........................  $   115    $      115
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project), Series 1990C,
  4.60%, Due 10/1/2017, LOC
  National Westminster Bank,
  PLC,
  VRDO.........................    1,000         1,000
                                            ----------
    TOTAL WEST VIRGINIA........                  1,115
                                            ----------
    TOTAL MUNICIPAL
      BONDS....................                 84,094
                                            ----------

                                   Par
                                  Amount        Value
                                 --------    -----------
                                 (dollars in thousands)
OTHER INVESTMENTS - 5.33%
Alliance Capital Management
  Institutional Reserves
  Tax-Free Portfolio(#38)......   $ 4,016     $    4,016
Provident Institutional Funds
  Municipal Cash Fund..........       828            828
                                              ----------
    TOTAL OTHER
      INVESTMENTS..............                    4,844
                                              ----------
TOTAL INVESTMENTS - 99.67%
  (COST $90,538)...............                   90,538
                                              ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.33%..........                      296
                                              ----------
TOTAL NET ASSETS - 100%........               $   90,834
                                              ==========

---------------

Based on the cost of investments of $90,538 for federal income tax purposes at April 30, 1997, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
PLC - Public Limited Corporation
VRDO - Variable Rate Demand Obligation

                             See accompanying notes

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                    Par
                                   Amount        Value
                                  --------     ---------
                                  (dollars in thousands)
U.S. TREASURY REPURCHASE
  AGREEMENTS (NOTES A
  AND B) - 64.80%
Goldman Sachs Tri-Party
  Government Repurchase
  Agreement, 5.54%, Due 5/1/1997
  (Collateral held at The Bank
  of New York Company,
  Incorporated by Federal Home
  Loan Mortgage Corporation
  7.00%, Due 12/1/2001 through
  Federal National Mortgage
  Association 8.00%, Due
  4/1/2027 - Market Value
  $27,760)......................   $27,216      $ 27,216
Merrill Lynch Tri-Party
  Government Repurchase
  Agreement, 5.60%, Due 5/1/1997
  (Collateral held at The Chase
  Manhattan Bank, N.A. by
  Government National Mortgage
  Association 6.00%, Due
  4/15/2024 through Government
  National Mortgage Association
  8.00%, Due 6/15/2024 - Market
  Value $27,542)................    27,000        27,000
UBS Securities Tri-Party
  Government National Mortgage
  Association Repurchase
  Agreement, 5.53%, Due 5/1/1997
  (Collateral held at The Chase
  Manhattan Bank, N.A. by
  Government National Mortgage
  Association 7.00%, Due
  4/15/2027 - Market Value
  $19,382.......................    19,000        19,000
                                                --------
    TOTAL U.S. TREASURY
      REPURCHASE AGREEMENTS.....                  73,216
                                                --------

                                    Par
                                   Amount        Value
                                  --------     ---------
                                  (dollars in thousands)
U.S. GOVERNMENT AGENCY
  INSTRUMENTS (NOTE A) - 35.26%
Federal Home Loan Bank Discount
  Corporation, 5.34%, Due
  6/4/1997......................   $10,000      $  9,950
Federal Home Loan Mortgage
  Corporation, Discount Note,
  5.30%, Due 5/23/1997..........    20,000        19,936
  Discount Note,
  5.34%, Due 6/2/1997...........    10,000         9,953
                                   -------      --------
    TOTAL U.S. GOVERNMENT AGENCY
      INSTRUMENTS...............                  39,839
                                                --------
TOTAL INVESTMENTS - 100.06%
  (COST - $113,055).............                 113,055
                                                --------
LIABILITIES, NET OF OTHER
  ASSETS - (0.06%)..............                     (71)
                                                --------
TOTAL NET ASSETS - 100%.........                $112,984
                                                ========


---------------

Based on the cost of investments of $113,055 for federal income tax purposes at April 30, 1997, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with Money Market securities represent yield to maturity.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, NationsBank of Texas, N.A., or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                          Growth and    International    Limited-Term
                                                             Balanced       Income         Equity           Income
                                                            ----------    ----------    -------------    ------------
                                                                                 (in thousands)
ASSETS:
    Investments in securities at value (cost - $872,176;
      $1,006,155; $492,869; $218,600, respectively).......  $1,003,926    $1,264,073      $576,207         $217,943
    Cash, including foreign currency......................           -            -         21,607                -
    Unrealized appreciation on foreign currency
      contracts...........................................           -            -          2,088                -
    Dividends and interest receivable.....................       7,853        2,476          2,632            1,510
    Reclaims receivable...................................           -            -            618                -
    Receivable for investments sold.......................      14,073        8,192            246                -
    Deferred organization costs...........................          30           30             30               30
                                                            ----------    ----------      --------         --------
        TOTAL ASSETS......................................   1,025,882    1,274,771        603,428          219,483
                                                            ----------    ----------      --------         --------
LIABILITIES:
    Payable for investments purchased.....................      19,238        5,458          9,845                -
    Management and investment advisory fees payable
      (Note 2)............................................       1,092        1,370            777              178
    Accrued organization costs............................          41           41             33               41
    Other liabilities.....................................          86           70            273               31
                                                            ----------    ----------      --------         --------
        TOTAL LIABILITIES.................................      20,457        6,939         10,928              250
                                                            ----------    ----------      --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS...............................................  $1,005,425    $1,267,832      $592,500         $219,233
                                                            ==========    ==========      ========         ========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                Money        Municipal      U.S. Government
                                                                Market      Money Market     Money Market
                                                              ----------    ------------    ---------------
                                                                             (in thousands)
ASSETS:
    Investments in securities at value (cost - $1,671,096;
      $90,538; $113,055, respectively)*.....................  $1,671,096      $90,538          $113,055
    Cash....................................................           -            -                 5
    Dividends and interest receivable.......................       9,604          361                12
    Deferred organization costs.............................          30           30                30
    Other assets............................................           -           13                 -
                                                              ----------      -------          --------
        TOTAL ASSETS........................................   1,680,730       90,942           113,102
                                                              ----------      -------          --------
LIABILITIES:
    Management and investment advisory fees payable (Note
      2)....................................................         878           67                53
    Accrued organization costs..............................          41           41                41
    Other liabilities.......................................          70            -                24
                                                              ----------      -------          --------
        TOTAL LIABILITIES...................................         989          108               118
                                                              ----------      -------          --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $1,679,741      $90,834          $112,984
                                                              ==========      =======          ========

---------------

* Includes repurchase agreements of $73,216 for the U.S. Government Money Market Portfolio.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                                                 Limited-             Municipal   U.S. Government
                                                    Growth and   International     Term      Money      Money          Money
                                         Balanced     Income        Equity        Income    Market     Market         Market
                                         --------   ----------   -------------   --------   -------   ---------   ---------------
                                                                              (in thousands)
INVESTMENT INCOME:
    Interest income....................  $13,768     $  1,053       $ 1,206      $ 7,557    $49,440    $1,664         $2,760
    Dividend income (net of foreign
      taxes of $784 in International
      Equity
      Portfolio).......................    7,929       16,590         5,539            -          -         -              -
  Income derived from securities
    lending,
    net................................      100           83           142            -          -         -              -
                                         -------     --------       -------      -------    -------    ------         ------
        TOTAL INVESTMENT INCOME........   21,797       17,726         6,887        7,557     49,440     1,664          2,760
                                         -------     --------       -------      -------    -------    ------         ------
EXPENSES:
    Management and investment advisory
      fees (Note 2)....................    1,489        1,926         1,135          259      1,324        69             76
    Custodian fees.....................       60           46           218           23         70         3              4
    Professional fees..................       39           40            12            9         51         -              -
    Organization costs.................        4            4             4            4          4         4              4
    Other expenses.....................       30           34            23           13         26         6              9
                                         -------     --------       -------      -------    -------    ------         ------
        TOTAL EXPENSES.................    1,622        2,050         1,392          308      1,475        82             93
                                         -------     --------       -------      -------    -------    ------         ------
        Less fees waived (Note 2)......        -            -             -            -          -         8              -
                                         -------     --------       -------      -------    -------    ------         ------
        NET EXPENSES...................    1,622        2,050         1,392          308      1,475        74             93
                                         -------     --------       -------      -------    -------    ------         ------
NET INVESTMENT INCOME..................   20,175       15,676         5,495        7,249     47,965     1,590          2,667
                                         -------     --------       -------      -------    -------    ------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on
      investments......................   41,706       65,763         6,344         (916)        26         -              6
    Net realized loss on foreign
      currency transactions............        -            -        (1,371)           -          -         -              -
    Change in net unrealized
      appreciation or depreciation of
      investments......................   (4,265)      24,557        59,431       (1,178)         -         -              -
    Change in net unrealized
      depreciation of foreign currency
      contracts and translations.......        -            -       (28,041)           -          -         -              -
                                         -------     --------       -------      -------    -------    ------         ------
        NET GAIN (LOSS) ON
          INVESTMENTS..................   37,441       90,320        36,363       (2,094)        26         -              6
                                         -------     --------       -------      -------    -------    ------         ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $57,616     $105,996       $41,858      $ 5,155    $47,991    $1,590         $2,673
                                         =======     ========       =======      =======    =======    ======         ======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Balanced                  Growth and Income             International Equity
                                   ----------------------------   ----------------------------   ----------------------------
                                     Six Months                     Six Months                     Six Months
                                       Ended        Year Ended        Ended        Year Ended        Ended        Year Ended
                                   April 30, 1997   October 31,   April 30, 1997   October 31,   April 30, 1997   October 31,
                                    (Unaudited)        1996        (Unaudited)        1996        (Unaudited)        1996
                                   --------------   -----------   --------------   -----------   --------------   -----------
                                                                         (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income.........    $   20,175     $   36,765      $   15,676     $   27,284       $  5,495      $    8,135
   Net realized gain (loss) on
     investments and foreign
     currency transactions.......        41,706         67,731          65,763         77,846          4,973          11,172
   Change in net unrealized
     appreciation or depreciation
     of investments and foreign
     currency translations.......        (4,265)        27,670          24,557         94,294         31,390          30,752
                                     ----------     ----------      ----------     ----------       --------      ----------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS...............        57,616        132,166         105,996        199,424         41,858          50,059
                                     ----------     ----------      ----------     ----------       --------      ----------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions.................       217,489      1,029,398         215,459      1,053,593        196,875         397,164
   Withdrawals...................      (165,162)      (266,082)       (165,780)      (140,860)       (50,729)        (42,727)
                                     ----------     ----------      ----------     ----------       --------      ----------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        TRANSACTIONS IN
        INVESTORS' BENEFICIAL
        INTERESTS................        52,327        763,316          49,679        912,733        146,146         354,437
                                     ----------     ----------      ----------     ----------       --------      ----------
NET INCREASE IN NET ASSETS.......       109,943        895,482         155,675      1,112,157        188,004         404,496
                                     ----------     ----------      ----------     ----------       --------      ----------
NET ASSETS:
   Beginning of period...........       895,482              -       1,112,157              -        404,496               -
                                     ----------     ----------      ----------     ----------       --------      ----------
   END OF PERIOD.................    $1,005,425     $  895,482      $1,267,832     $1,112,157       $592,500      $  404,496
                                     ==========     ==========      ==========     ==========       ========      ==========

------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
------------------------------------------------------------------------------------------------------------------
RATIOS:
   Expenses to average net assets
     (annualized)................         0.34%          0.36%           0.34%          0.35%          0.57%           0.56%
   Net investment income to
     average net assets
     (annualized)................         4.19%          4.26%           2.60%          2.81%          2.27%           2.50%
   Portfolio turnover rate.......           45%            76%             19%            40%             6%             19%
   Average commission rate paid..    $   0.0428     $   0.0409      $   0.0430     $   0.0412       $ 0.0141      $   0.0192

                                       Limited-Term Income
                                   ----------------------------
                                     Six Months
                                       Ended        Year Ended
                                   April 30, 1997   October 31,
                                    (Unaudited)        1996
                                   --------------   -----------
                                          (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income.........     $  7,249       $  12,102
   Net realized gain (loss) on
     investments and foreign
     currency transactions.......         (916)         (3,216)
   Change in net unrealized
     appreciation or depreciation
     of investments and foreign
     currency translations.......       (1,178)            458
                                      --------       ---------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS...............        5,155           9,344
                                      --------       ---------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions.................       66,222         292,820
   Withdrawals...................      (25,321)       (128,987)
                                      --------       ---------
       NET INCREASE IN NET ASSETS
        RESULTING FROM
        TRANSACTIONS IN
        INVESTORS' BENEFICIAL
        INTERESTS................       40,901         163,833
                                      --------       ---------
NET INCREASE IN NET ASSETS.......       46,056         173,177
                                      --------       ---------
NET ASSETS:
   Beginning of period...........      173,177               -
                                      --------       ---------
   END OF PERIOD.................     $219,233       $ 173,177
                                      ========       =========
---------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------
RATIOS:
   Expenses to average net assets
     (annualized)................        0.30%           0.31%
   Net investment income to
     average net assets
     (annualized)................        6.96%           6.67%
   Portfolio turnover rate.......          91%            304%
   Average commission rate paid..            -               -

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Money Market               Municipal Money Market      U.S. Government Money Market
                                      -----------------------------   ----------------------------   ----------------------------
                                        Six Months                      Six Months                     Six Months
                                          Ended         Year Ended        Ended        Year Ended        Ended        Year Ended
                                      April 30, 1997   October 31,    April 30, 1997   October 31,   April 30, 1997   October 31,
                                       (Unaudited)         1996        (Unaudited)        1996        (Unaudited)        1996
                                      --------------   ------------   --------------   -----------   --------------   -----------
                                                                            (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income...........   $     47,965    $     87,138      $ 1,590        $   2,196      $   2,667       $   4,734
    Net realized gain on
      investments...................             26              73            -                -              6              39
                                       ------------    ------------      -------        ---------      ---------       ---------
        TOTAL INCREASE IN NET ASSETS
          RESULTING FROM
          OPERATIONS................         47,991          87,211        1,590            2,196          2,673           4,773
                                       ------------    ------------      -------        ---------      ---------       ---------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:
    Contributions...................      9,970,909      14,620,176       85,647          189,085        136,810         275,202
    Withdrawals.....................    (10,104,081)    (12,942,465)     (77,661)        (110,023)      (117,191)       (189,283)
                                       ------------    ------------      -------        ---------      ---------       ---------
        NET INCREASE (DECREASE) IN
          NET ASSETS RESULTING FROM
          TRANSACTIONS IN INVESTORS'
          BENEFICIAL
          INTERESTS.................       (133,172)      1,677,711        7,986           79,062         19,619          85,919
                                       ------------    ------------      -------        ---------      ---------       ---------
NET INCREASE (DECREASE) IN NET
  ASSETS............................        (85,181)      1,764,922        9,576           81,258         22,292          90,692
                                       ------------    ------------      -------        ---------      ---------       ---------
NET ASSETS:
    Beginning of period.............      1,764,922               -       81,258                -         90,692               -
                                       ------------    ------------      -------        ---------      ---------       ---------
    END OF PERIOD...................   $  1,679,741    $  1,764,922      $90,834        $  81,258      $ 112,984       $  90,692
                                       ============    ============      =======        =========      =========       =========
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
------------------------------------------------------------------------------------------------------------------
RATIOS:
    Expenses to average net assets
      (annualized)*.................          0.17%           0.17%        0.16%            0.13%          0.18%           0.20%
    Net investment income to average
      net assets (annualized)*......          5.41%           5.45%        3.48%            3.59%          5.22%           5.18%

---------------

* Operating results of the Municipal Money Market Portfolio in the year and period indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                              Six Months Ended
                                                               April 30, 1997        Year Ended
                                                                (Unaudited)       October 31, 1996
                                                              ----------------    ----------------
Ratio of expenses to average net assets (annualized)........       0.18%               0.21%
Ratio of net investment income to average net assets
  (annualized)..............................................       3.46%               3.51%

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into seven separate series, each having distinct investment objectives and policies, as follows: AMR Investment Services Balanced Portfolio, AMR Investment Services Growth and Income Portfolio, AMR Investment Services International Equity Portfolio, AMR Investment Services Limited-Term Income Portfolio, AMR Investment Services Money Market Portfolio, AMR Investment Services Municipal Money Market Portfolio and AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Prior to March 1, 1997, the AMR Investment Services U.S. Government Money Market Portfolio was known as the AMR Investment Services U.S. Treasury Money Market Portfolio and operated under different investment policies. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity and securities of the Money Market, Municipal Money Market and U.S. Government Money Market Portfolios (the "Money Market Portfolios") are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Money Market Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income and International Equity Portfolios ("Variable NAV Portfolios") are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .10% of the average daily net assets of the Variable NAV Portfolios plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. Management fees are paid as follows (dollars in thousands):

                                                                                        Amount paid to   Net Amount
                                                              Management   Management     Investment      Paid to
                                                               Fee Rate       Fee          Advisors       Manager
                                                              ----------   ----------   --------------   ----------
Balanced Portfolio..........................................  .225%-.70%     $1,489         $1,009          $480
Growth and Income Portfolio.................................  .225%-.70%      1,926          1,324           602
International Equity Portfolio..............................  .25%-.90%       1,135            893           242

     The Manager serves as the sole investment adviser to the Limited-Term Income Portfolio and each of the Money Market Portfolios. Pursuant to the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .25% of the average daily net assets of the Limited-Term Income Portfolio and .15% of the average daily net assets of each of the Money Market Portfolios. During the six months ended April 30, 1997, the Manager waived management fees totaling $7,534 for the Municipal Money Market Portfolio.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1997, the cost of air transportation was not material to any of the Portfolios.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended April 30, 1997 (excluding short-term investments) are as follows (in thousands):

                                                                     Growth and   International   Limited-Term
                                                         Balanced      Income        Equity          Income
                                                         Portfolio   Portfolio      Portfolio      Portfolio
                                                         ---------   ----------   -------------   ------------
Purchases..............................................   $469,521    $265,579      $146,613        $225,986
Proceeds from sales....................................   $421,047    $218,446      $ 26,221        $183,944

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 1997, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                       Settlement             Unrealized
Contracts to Receive                                                      Date       Value    Gain/(Loss)
--------------------                                                   ----------   -------   -----------
(amounts in thousands)
  3,500  AUD.........................................................    1/12/98    $ 2,734     $     1
  1,246  DEM.........................................................     5/5/97        720           -
 10,000  DEM.........................................................    6/19/97      5,796       1,075
300,000  ESP.........................................................    12/2/97      2,064         246
 34,000  FRF.........................................................    6/19/97      5,849         949
 21,700  FRF.........................................................    6/19/97      3,733         524
 18,500  SEK.........................................................    9/16/97      2,372         420
                                                                                    -------     -------
Total contracts to deliver
(Receivable amount $26,483)..........................................               $23,268     $ 3,215
                                                                                    =======     =======
Contracts to Receive
--------------------
(amounts in thousands)
 10,000  DEM.........................................................    6/19/97    $ 5,796     $(1,113)
    135  GBP.........................................................     5/1/97        219          (1)
     53  GBP.........................................................     5/2/97         86           -
     13  GBP.........................................................     5/6/97         22           -
    378  HKD.........................................................     5/1/97         49           -
    256  IEP.........................................................     5/1/97        384         (13)
  1,402  NLG.........................................................     5/5/97        720           -
                                                                                    -------     -------
Total contracts to receive
(Payable amount $8,403)..............................................               $ 7,276     $(1,127)
                                                                                    =======     =======

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

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1997
(Unaudited) (Continued)
--------------------------------------------------------------------------------

5.  SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors for a fee. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. At April 30, 1997, securities with a market value of approximately $197,882,000, $136,652,000 and $82,376,000 were loaned by the Balanced, Growth and Income and International Equity Portfolios, respectively. The non-cash collateral for these loans totaled $64,387,000, $45,973,000 and $5,197,000, respectively and the cash collateral for these loans totaled $138,016,000, $94,968,000 and $81,479,000 for the
Balanced, Growth and Income and International Equity Portfolios, respectively.

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